Consolidated Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.3%
(a)(b)
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2,
Class A, (1-mo. CME Term SOFR
at 1.90% Floor + 1.85%), 7.18%,
05/15/37 ................. USD 100 $ 99,750
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 7.23%,
04/20/34 ................. 250 250,255
Voya CLO Ltd., Series 2017-3A, Class
A1R, (3-mo. CME Term SOFR +
1.30%), 6.62%, 04/20/34 ....... 150 150,096
500,101
Ireland — 0.1%
OCP Euro CLO DAC, Series 2017-2X,
Class B, (3-mo. EURIBOR at 1.35%
Floor + 1.35%), 5.29%, 01/15/32
(b)(c)
EUR 100 107,418
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N,  6.46%, 03/30/32
(c)(d)
... GBP 15 19,743
United States — 0.8%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR +
0.56%), 5.89%, 05/25/36
(b)
..... USD 14 13,745
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(a)(b)
. 156 132,497
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 21 16,758
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 39 38,118
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 6.51%, 04/15/60
(b)
61 58,551
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 110 97,190
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 83,324
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 81,056
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 25 23,994
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(a)
(e)
...................... 200 182,260
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 4.75% Floor +
4.86%), 10.19%, 10/15/41
(a)(b)
... 114 122,797
SMB Private Education Loan Trust,
Series 2021-A, Class C, 2.99%,
01/15/53
(a)
................ 137 116,767
Security
Par (000)
Par (000) Value
United States (continued)
SoFi Personal Loan Trust,  6.06%,
02/12/31
(a)
................ USD 147 $ 146,994
1,114,051
Total Asset-Backed Securities — 1.2%
(Cost: $1,860,159) .............................. 1,741,313
Shares
Shares
Common Stocks
Australia — 0.5%
ANZ Group Holdings Ltd. ........ 2,096 40,172
BHP Group Ltd. ............... 3,869 111,868
Coles Group Ltd. .............. 743 8,202
Glencore plc ................. 77,970 427,865
Macquarie Group Ltd. ........... 230 29,918
Medibank Pvt Ltd. ............. 8,165 20,005
Metcash Ltd. ................. 2,091 5,329
Qantas Airways Ltd.
(f)
........... 2,968 10,537
Quintis HoldCo Pty. Ltd.
(e)(f)
....... 218,994 1
Wesfarmers Ltd. .............. 1,102 49,122
Woolworths Group Ltd. .......... 3,532 76,348
779,367
Belgium — 0.1%
Ageas SA ................... 824 38,172
KBC Group NV ............... 164 12,296
Syensqo SA
(f)
................ 377 35,723
86,191
Brazil — 0.2%
Ambev SA .................. 18,014 44,969
B3 SA - Brasil Bolsa Balcao ....... 35,583 85,137
Embraer SA
(f)
................ 2,586 17,201
Lojas Renner SA .............. 13,694 46,225
Magazine Luiza SA
(f)
........... 49,417 17,735
Rumo SA ................... 589 2,606
Seguridade Participacoes SA ...... 315 2,047
Telefonica Brasil SA ............ 872 8,782
TIM SA .................... 1,250 4,434
Vale SA .................... 4,203 51,153
WEG SA ................... 7,359 56,211
Wheaton Precious Metals Corp. .... 23 1,083
337,583
Canada — 1.4%
Cameco Corp. ................ 9,337 404,479
Canadian National Railway Co. .... 503 66,236
Enbridge, Inc. ................ 14,890 538,087
Fairfax Financial Holdings Ltd. ..... 15 16,169
Franco-Nevada Corp. ........... 912 108,669
George Weston Ltd. ............ 263 35,533
Metro, Inc. .................. 209 11,220
National Bank of Canada
(g)
....... 923 77,721
Pembina Pipeline Corp. ......... 1,718 60,638
Power Corp. of Canada
(g)
........ 5,590 156,737
Shopify, Inc. , Class A
(f)
.......... 798 61,564
Suncor Energy, Inc. ............ 14,732 543,688
Toronto-Dominion Bank (The) ..... 795 47,980
2,128,721
Cayman Islands — 0.0%
Teya Services Ltd., Series C , (Acquired
11/16/21, cost $73,809)
(e)(f)(h)
.... 38 17,229

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China — 1.1%
Aier Eye Hospital Group Co. Ltd. , Class
A ...................... 4,634 $ 8,212
Anhui Gujing Distillery Co. Ltd. , Class B 100 1,407
Baidu, Inc. , Class A
(f)
........... 1,300 17,114
BYD Co. Ltd. , Class H .......... 20,979 537,169
China Life Insurance Co. Ltd. , Class A 2,800 11,002
China Tower Corp. Ltd. , Class H
(a)(c)
. 34,000 3,913
Contemporary Amperex Technology
Co. Ltd. , Class A ............ 7,500 195,147
Haidilao International Holding Ltd.
(a)(c)
14,000 31,680
Huadong Medicine Co. Ltd. , Class A . 1,900 8,042
JD.com, Inc. , Class A ........... 3,154 43,263
Jiangsu Hengrui Pharmaceuticals Co.
Ltd. , Class A ............... 311 1,981
Li Auto, Inc. , Class A
(f)
........... 5,300 80,478
Meituan , Class B
(a)(c)(f)
........... 30 370
Nongfu Spring Co. Ltd. , Class H
(a)(c)
.. 4,600 24,862
PetroChina Co. Ltd. , Class A ...... 20,200 25,773
PetroChina Co. Ltd. , Class H ...... 18,000 15,437
Prosus NV .................. 6,072 190,056
Shanghai Fosun Pharmaceutical Group
Co. Ltd. , Class H ............ 2,500 4,092
Shenzhen Transsion Holdings Co. Ltd. ,
Class A .................. 1,780 40,050
SITC International Holdings Co. Ltd. . 5,000 9,141
Sunny Optical Technology Group Co.
Ltd. ..................... 3,900 19,973
Tencent Holdings Ltd. ........... 7,500 292,125
Trip.com Group Ltd.
(f)
........... 350 15,520
Want Want China Holdings Ltd. .... 1,000 590
Wilmar International Ltd. ......... 2,700 6,858
WuXi AppTec Co. Ltd. , Class A ..... 4,300 27,894
WuXi AppTec Co. Ltd. , Class H
(a)(c)
.. 3,300 15,679
Zhongji Innolight Co. Ltd. , Class A .. 600 12,792
1,640,620
Colombia — 0.0%
Bancolombia SA , ADR .......... 88 3,011
Denmark — 0.6%
AP Moller - Maersk A/S , Class B .... 17 22,165
Genmab A/S
(f)
................ 60 17,990
Novo Nordisk A/S , Class B ....... 5,810 745,268
Orsted A/S
(a)(c)(f)
............... 703 39,283
Vestas Wind Systems A/S
(f)
....... 2,529 70,543
895,249
Finland — 0.1%
Elisa OYJ ................... 1,278 56,978
Kone OYJ , Class B ............ 414 19,287
Neste OYJ .................. 617 16,730
92,995
France — 2.2%
Accor SA ................... 6,208 289,830
AXA SA .................... 2,992 112,367
BNP Paribas SA .............. 5,070 360,958
Bollore SE .................. 393 2,626
Carrefour SA ................. 2,567 44,035
Cie de Saint-Gobain SA ......... 5,945 461,414
Dassault Systemes SE .......... 829 36,698
EssilorLuxottica SA ............ 2,534 573,220
Hermes International SCA ........ 67 171,237
La Francaise des Jeux SAEM
(a)(c)
... 856 34,889
L'Oreal SA .................. 168 79,560
LVMH Moet Hennessy Louis Vuitton SE 953 857,506
SCOR SE ................... 330 11,424
Security
Shares
Shares Value
France (continued)
Teleperformance SE ............ 90 $ 8,742
TotalEnergies SE .............. 3,351 230,513
Valeo SE ................... 1,144 14,303
Vivendi SE .................. 163 1,776
3,291,098
Germany — 1.0%
adidas AG
(g)
................. 1,523 340,282
Bayer AG (Registered) .......... 655 20,059
Bayerische Motoren Werke AG .... 856 98,764
Bechtle AG .................. 75 3,964
CTS Eventim AG & Co. KGaA ..... 19 1,689
Deutsche Lufthansa AG (Registered)
(f)
5,312 41,749
Heidelberg Materials AG ......... 193 21,246
Mercedes-Benz Group AG ........ 4,359 347,137
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 19 9,275
RWE AG ................... 4,381 148,898
Scout24 SE
(a)(c)
............... 82 6,178
Siemens AG (Registered) ........ 2,079 396,962
Symrise AG ................. 409 48,962
Zalando SE
(a)(c)(f)
............... 2,035 58,191
1,543,356
Greece — 0.0%
(f)
National Bank of Greece SA ...... 2,692 21,073
Piraeus Financial Holdings SA ..... 341 1,425
22,498
Hong Kong — 0.2%
AIA Group Ltd. ............... 32,800 220,632
Hongkong Land Holdings Ltd.
(g)
.... 1,200 3,685
Jardine Matheson Holdings Ltd. .... 100 3,730
MTR Corp. Ltd. ............... 1,000 3,304
Orient Overseas International Ltd.
(g)
. 1,000 11,970
Prudential plc ................ 2,418 22,677
United Energy Group Ltd. ........ 84,000 6,020
272,018
Hungary — 0.0%
MOL Hungarian Oil & Gas plc ..... 1,011 8,198
OTP Bank Nyrt. ............... 177 8,147
16,345
India — 0.2%
Aditya Birla Capital Ltd.
(f)
......... 4,352 9,187
Asian Paints Ltd. .............. 82 2,798
Axis Bank Ltd. ................ 1,054 13,284
Bajaj Auto Ltd. ................ 39 4,291
Bharat Electronics Ltd. .......... 2,635 6,382
Bharat Petroleum Corp. Ltd. ...... 7,000 50,710
Cipla Ltd. ................... 751 13,501
Eicher Motors Ltd. ............. 78 3,767
GAIL India Ltd. ............... 4,239 9,227
Godrej Consumer Products Ltd. .... 901 13,566
HCL Technologies Ltd. .......... 611 11,360
Hero MotoCorp Ltd. ............ 134 7,608
Hindustan Aeronautics Ltd.
(c)
...... 341 13,646
Indian Oil Corp. Ltd. ............ 17,457 35,226
Kotak Mahindra Bank Ltd. ........ 230 4,941
Larsen & Toubro Ltd. ........... 177 8,006
Maruti Suzuki India Ltd. ......... 55 8,326
Reliance Industries Ltd. ......... 388 13,874
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $67,547)
(e)(f)(h)
.... 45 —

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
India (continued)
UltraTech Cement Ltd. .......... 103 $ 12,062
241,762
Indonesia — 0.1%
Astra International Tbk. PT ....... 18,100 5,880
Bank Central Asia Tbk. PT ........ 52,800 33,578
Bank Mandiri Persero Tbk. PT ..... 46,000 20,930
Bank Syariah Indonesia Tbk. PT .... 93,200 15,930
Ciputra Development Tbk. PT ..... 66,400 5,444
81,762
Ireland — 0.0%
Kingspan Group plc ............ 766 69,765
Smurfit Kappa Group plc ......... 97 4,433
74,198
Israel — 0.4%
Nice Ltd. , ADR
(f)(g)
.............. 2,256 587,959
Italy — 1.1%
Coca-Cola HBC AG ............ 895 28,282
Ferrari NV .................. 648 282,551
FinecoBank Banca Fineco SpA .... 711 10,648
Intesa Sanpaolo SpA ........... 179,393 651,293
Mediobanca Banca di Credito
Finanziario SpA ............. 3,316 49,413
Snam SpA .................. 3,584 16,923
UniCredit SpA ................ 14,611 554,916
1,594,026
Japan — 4.8%
Alfresa Holdings Corp. .......... 400 5,813
ANA Holdings, Inc. ............. 500 10,450
Astellas Pharma, Inc. ........... 50 537
Azbil Corp. .................. 100 2,767
BayCurrent Consulting, Inc. ....... 800 15,725
BIC Camera, Inc.
(g)
............. 300 2,541
Bridgestone Corp. ............. 700 31,024
Brother Industries Ltd. .......... 200 3,709
Chugai Pharmaceutical Co. Ltd. .... 200 7,643
Daiichi Sankyo Co. Ltd. .......... 3,500 111,366
Daikin Industries Ltd. ........... 1,500 204,811
Dowa Holdings Co. Ltd. ......... 100 3,456
Eisai Co. Ltd. ................ 800 32,951
FANUC Corp. ................ 14,200 396,130
FUJIFILM Holdings Corp. ........ 6,500 145,955
Honda Motor Co. Ltd. ........... 28,300 350,175
Hoya Corp. .................. 2,159 270,028
Inpex Corp. .................. 1,100 16,721
Ito En Ltd. ................... 700 17,122
Japan Airlines Co. Ltd. .......... 24,900 472,794
Kakaku.com, Inc. .............. 600 7,279
Kamigumi Co. Ltd. ............. 200 4,407
Kansai Paint Co. Ltd.
(g)
.......... 2,100 30,079
Keyence Corp. ............... 1,381 641,144
Koei Tecmo Holdings Co. Ltd. ..... 100 1,066
Komatsu Ltd. ................ 16,300 482,330
Kusuri no Aoki Holdings Co. Ltd. ... 100 2,061
Kyushu Railway Co. ............ 1,300 29,666
M3, Inc. .................... 700 10,074
Makita Corp. ................. 1,600 45,473
Mani, Inc. ................... 200 2,616
Mazda Motor Corp. ............ 5,400 62,584
MEIJI Holdings Co. Ltd. ......... 600 13,100
Mitsubishi Electric Corp. ......... 5,000 83,695
Mitsubishi UFJ Financial Group, Inc. . 62,400 634,864
Mitsui & Co. Ltd. .............. 9,500 444,140
Security
Shares
Shares Value
Japan (continued)
Mitsui OSK Lines Ltd. ........... 1,700 $ 51,861
Mizuho Financial Group, Inc. ...... 2,000 39,551
Money Forward, Inc.
(f)
........... 1,000 44,607
Morinaga & Co. Ltd. ............ 200 3,433
Morinaga Milk Industry Co. Ltd. .... 200 4,092
NET One Systems Co. Ltd. ....... 800 14,063
Nexon Co. Ltd. ............... 600 9,973
Nidec Corp. ................. 3,500 145,142
Nintendo Co. Ltd. .............. 700 38,195
Nippon Paint Holdings Co. Ltd. ..... 11,200 80,608
Nippon Steel Corp.
(g)
........... 2,100 50,535
Nipro Corp. .................. 300 2,381
Nomura Research Institute Ltd. .... 4,000 112,995
Ono Pharmaceutical Co. Ltd.
(g)
..... 1,900 31,131
Oracle Corp. Japan ............ 100 7,520
Otsuka Corp. ................ 1,800 38,193
Panasonic Holdings Corp. ........ 11,300 107,845
Persol Holdings Co. Ltd. ......... 1,900 2,658
Rakus Co. Ltd. ............... 4,100 55,625
Renesas Electronics Corp. ....... 1,500 26,731
Resorttrust, Inc. ............... 300 5,133
Santen Pharmaceutical Co. Ltd. .... 1,300 12,785
SCREEN Holdings Co. Ltd. ....... 500 64,827
SCSK Corp. ................. 200 3,718
Sekisui House Ltd. ............. 1,300 29,611
Shiseido Co. Ltd. .............. 4,400 120,738
SMC Corp. .................. 700 394,912
Sojitz Corp. .................. 1,700 44,844
Sompo Holdings, Inc. ........... 1,200 25,152
Sumitomo Rubber Industries Ltd. ... 600 7,397
Suzuken Co. Ltd. .............. 200 6,097
Sysmex Corp. ................ 16,200 289,087
Takeda Pharmaceutical Co. Ltd. .... 2,700 75,098
TDK Corp. .................. 200 9,822
TechnoPro Holdings, Inc. ........ 100 2,003
Tokyo Electron Ltd. ............ 400 104,180
Toyo Tire Corp. ............... 800 15,117
Toyota Motor Corp. ............ 23,600 596,489
Zensho Holdings Co. Ltd. ........ 200 8,317
ZOZO, Inc. .................. 400 9,928
7,288,690
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 867 20,974
Luxembourg — 0.0%
ArcelorMittal SA ............... 1,596 43,870
Macau — 0.1%
(f)
Sands China Ltd. .............. 5,627 15,875
Wynn Macau Ltd. .............. 73,733 65,899
81,774
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 2,100 2,909
Frontken Corp. Bhd. ............ 5,900 4,830
7,739
Mexico — 0.1%
Cemex SAB de CV
(f)
............ 9,646 8,524
Fomento Economico Mexicano SAB de
CV ..................... 1,149 14,939
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 535 16,914
Southern Copper Corp.
(g)
......... 250 26,630

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mexico (continued)
Wal-Mart de Mexico SAB de CV .... 7,763 $ 31,380
98,387
Netherlands — 2.1%
ABN AMRO Bank NV , CVA
(a)(c)
..... 4,212 72,077
ASML Holding NV ............. 1,560 1,512,360
Koninklijke Ahold Delhaize NV ..... 3,802 113,763
Koninklijke KPN NV ............ 14,075 52,646
Koninklijke Vopak NV ........... 1,171 45,162
Shell plc .................... 28,639 959,467
Shell plc , ADR ................ 5,206 349,010
Wolters Kluwer NV ............. 94 14,719
3,119,204
New Zealand — 0.0%
Xero Ltd.
(f)
.................. 426 36,989
Norway — 0.1%
Equinor ASA
(g)
................ 2,880 77,226
Peru — 0.0%
Credicorp Ltd. ................ 70 11,860
Philippines — 0.0%
Ayala Land, Inc. ............... 14,200 8,162
Bloomberry Resorts Corp.
(f)
....... 33,100 6,500
Jollibee Foods Corp. ........... 1,130 5,080
Metropolitan Bank & Trust Co. ..... 3,940 4,576
24,318
Poland — 0.0%
LPP SA .................... 1 3,827
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 390 5,787
Powszechny Zaklad Ubezpieczen SA 3,429 41,881
51,495
Saudi Arabia — 0.0%
Abdullah Al Othaim Markets Co. .... 2,453 8,730
Arabian Contracting Services Co. ... 34 2,022
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 21 1,755
Elm Co. .................... 22 5,627
Riyadh Cables Group Co. ........ 109 2,935
Saudi Arabian Oil Co.
(a)(c)
......... 275 2,256
Saudi Basic Industries Corp. ...... 261 5,436
Saudi National Bank (The) ........ 1,370 14,911
Saudi Telecom Co. ............. 736 7,770
Yanbu National Petrochemical Co. .. 453 4,497
55,939
Singapore — 0.0%
Genting Singapore Ltd. .......... 3,400 2,230
NetLink NBN Trust
(c)
............ 3,100 1,963
Oversea-Chinese Banking Corp. Ltd. 500 4,996
Singapore Technologies Engineering
Ltd. ..................... 1,700 5,061
Singapore Telecommunications Ltd. . 3,600 6,766
STMicroelectronics NV .......... 317 13,643
United Overseas Bank Ltd. ....... 300 6,522
UOL Group Ltd. ............... 2,300 9,792
Venture Corp. Ltd. ............. 300 3,171
54,144
South Africa — 0.0%
Anglo American plc ............ 626 15,426
Capitec Bank Holdings Ltd. ....... 171 18,913
FirstRand Ltd. ................ 5,508 17,947
Kumba Iron Ore Ltd.
(g)
........... 636 15,523
Security
Shares
Shares Value
South Africa (continued)
Shoprite Holdings Ltd. .......... 178 $ 2,325
70,134
South Korea — 0.6%
Amorepacific Corp. ............ 1,439 129,564
Fila Holdings Corp. ............ 164 4,671
GS Engineering & Construction Corp.
(f)
711 8,017
Hanwha Aerospace Co. Ltd. ...... 407 62,779
HD Hyundai Infracore Co. Ltd.
(f)
.... 4,752 30,260
Hyundai Motor Co. ............. 162 28,507
KakaoBank Corp. ............. 1,486 31,036
KB Financial Group, Inc. ......... 1,088 56,856
Meritz Financial Group, Inc. ....... 530 32,227
NCSoft Corp. ................ 160 24,476
Orion Corp. .................. 91 6,210
Samsung Electronics Co. Ltd. ..... 541 33,113
Samsung SDI Co. Ltd. .......... 51 18,087
SK Hynix, Inc. ................ 3,122 424,383
890,186
Spain — 0.6%
Aena SME SA
(a)(c)
.............. 32 6,303
Amadeus IT Group SA .......... 184 11,812
Banco Bilbao Vizcaya Argentaria SA . 4,774 56,851
Banco Santander SA ........... 24,243 118,413
Cellnex Telecom SA
(a)(c)
.......... 17,582 621,958
Industria de Diseno Textil SA
(g)
..... 1,054 53,076
Repsol SA .................. 745 12,435
880,848
Sweden — 0.3%
Assa Abloy AB , Class B ......... 6,267 179,852
Atlas Copco AB , Class A ......... 1,700 28,710
Getinge AB , Class B ............ 829 16,674
Industrivarden AB , Class A ....... 354 12,174
SKF AB , Class B .............. 1,607 32,807
SSAB AB , Class A ............. 1,243 9,185
SSAB AB , Class B ............. 2,819 20,814
Telia Co. AB ................. 39,887 102,228
Trelleborg AB , Class B .......... 1,369 48,953
Volvo Car AB , Class B
(f)
......... 6,234 23,602
474,999
Switzerland — 0.8%
Alcon, Inc. .................. 324 26,799
Barry Callebaut AG (Registered) .... 2 2,905
Clariant AG (Registered) ......... 1,596 21,594
Flughafen Zurich AG (Registered) ... 17 3,860
Galderma Group AG
(f)
........... 1,427 100,239
Geberit AG (Registered) ......... 4 2,364
Julius Baer Group Ltd. .......... 203 11,774
Kuehne + Nagel International AG
(Registered) ............... 292 81,240
Lonza Group AG (Registered) ..... 19 11,354
Novartis AG (Registered) ........ 2,294 222,193
PSP Swiss Property AG (Registered) 39 5,112
SGS SA (Registered)
(f)
.......... 431 41,843
Sika AG (Registered) ........... 160 47,608
Swiss Prime Site AG (Registered) ... 81 7,641
Swisscom AG (Registered)
(f)
...... 5 3,060
UBS Group AG (Registered) ...... 20,610 634,601
1,224,187
Taiwan — 0.8%
Acer, Inc. ................... 22,000 32,068
ASE Technology Holding Co. Ltd. ... 5,000 24,270
Asustek Computer, Inc. .......... 4,000 52,954

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Taiwan (continued)
Chunghwa Telecom Co. Ltd. ...... 2,000 $ 7,856
Compal Electronics, Inc. ......... 47,000 56,291
Eva Airways Corp. ............. 21,000 20,741
Far EasTone Telecommunications Co.
Ltd. ..................... 3,000 7,583
Inventec Corp. ................ 7,000 12,811
MediaTek, Inc. ................ 3,000 112,019
Novatek Microelectronics Corp. .... 1,000 18,410
Quanta Computer, Inc. .......... 13,000 113,841
Taiwan Mobile Co. Ltd. .......... 2,000 6,371
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 30,000 730,233
1,195,448
Thailand — 0.0%
Advanced Info Service PCL ....... 1,400 7,831
CP ALL PCL ................. 2,900 4,338
True Corp. PCL , NVDR
(f)
......... 16,800 3,550
15,719
United Arab Emirates — 0.0%
NMC Health plc
(e)(f)
............. 8,338 —
United Kingdom — 2.4%
AstraZeneca plc .............. 3,213 431,647
AstraZeneca plc , ADR .......... 3,551 240,580
Auto Trader Group plc
(a)(c)
........ 6,083 53,719
BAE Systems plc .............. 59,900 1,021,021
Barclays plc ................. 17,106 39,646
BP plc ..................... 10,103 63,381
British American Tobacco plc ...... 804 24,402
Burberry Group plc ............. 3,336 51,029
Compass Group plc ............ 6,407 187,934
Direct Line Insurance Group plc
(f)
... 5,648 13,904
Genius Sports Ltd.
(f)
............ 5,166 29,498
Hargreaves Lansdown plc ........ 2,159 20,038
J Sainsbury plc ............... 15,540 53,060
JD Sports Fashion plc ........... 6,801 11,554
Kingfisher plc ................ 4,422 13,917
London Stock Exchange Group plc .. 1,129 135,090
NatWest Group plc ............. 10,201 34,167
Pearson plc ................. 3,139 41,333
RELX plc ................... 8,573 369,714
Rightmove plc ................ 563 3,902
Rolls-Royce Holdings plc
(f)
........ 11,746 63,198
Spirax-Sarco Engineering plc ...... 1,272 161,386
Standard Chartered plc .......... 2,843 24,102
Synthomer plc
(f)
............... 3,501 11,517
Tesco plc ................... 5,620 21,050
Unilever plc .................. 10,544 529,328
Weir Group plc (The) ........... 234 5,977
3,656,094
United States — 42.7%
3M Co. ..................... 478 50,701
A O Smith Corp. .............. 371 33,190
Abbott Laboratories ............ 2,635 299,494
AbbVie, Inc. ................. 2,582 470,182
Adobe, Inc.
(f)
................. 1,384 698,366
Advanced Micro Devices, Inc.
(f)
.... 2,920 527,031
AES Corp. (The) .............. 5,987 107,347
Aiven, Inc., Series D
(e)(f)
.......... 647 44,585
Align Technology, Inc.
(f)
.......... 27 8,854
Alphabet, Inc. , Class C
(f)
......... 12,578 1,915,126
Altair Engineering, Inc. , Class A
(f)
... 1,588 136,806
Altice USA, Inc. , Class A
(f)
........ 5,803 15,146
Amazon.com, Inc.
(f)(i)
............ 15,078 2,719,770
Security
Shares
Shares Value
United States (continued)
American Tower Corp. .......... 2,193 $ 433,315
American Water Works Co., Inc. .... 1,442 176,227
Amgen, Inc. ................. 343 97,522
Amkor Technology, Inc. .......... 134 4,320
ANSYS, Inc.
(f)
................ 235 81,583
APA Corp. .................. 1,257 43,216
Apple, Inc. .................. 12,807 2,196,144
Applied Materials, Inc. .......... 3,374 695,820
Astra Space, Inc. , Class A
(f)
....... 390 266
AT&T, Inc. ................... 6,660 117,216
Atlassian Corp. , Class A
(f)
........ 180 35,120
Autodesk, Inc.
(f)
............... 194 50,521
Avaya, Inc.
(f)
................. 16 88
Ball Corp. ................... 135 9,094
Baxter International, Inc. ......... 445 19,019
Becton Dickinson & Co. ......... 75 18,559
Berkshire Hathaway, Inc. , Class B
(f)
.. 122 51,303
Boeing Co. (The)
(f)
............. 312 60,213
BOK Financial Corp. ............ 54 4,968
Booking Holdings, Inc. .......... 37 134,232
Boston Scientific Corp.
(f)(i)
........ 13,977 957,285
Boyd Gaming Corp. ............ 62 4,174
Bristol-Myers Squibb Co. ......... 1,342 72,777
Builders FirstSource, Inc.
(f)
........ 483 100,730
Bunge Global SA .............. 3,439 352,566
Cadence Design Systems, Inc.
(f)
.... 1,541 479,682
Caesars Entertainment, Inc.
(f)
...... 683 29,874
California Resources Corp.
(g)
...... 380 20,938
Campbell Soup Co. ............ 63 2,800
Capital One Financial Corp. ....... 219 32,607
Cardinal Health, Inc. ............ 160 17,904
Carnival Corp.
(f)
............... 648 10,588
Caterpillar, Inc. ............... 206 75,485
Centene Corp.
(f)
............... 1,524 119,604
CF Industries Holdings, Inc. ....... 5,668 471,634
Cheniere Energy, Inc. ........... 151 24,353
Chesapeake Energy Corp.
(g)
...... 119 10,571
Chevron Corp. ................ 4,467 704,625
Chubb Ltd. .................. 3,092 801,230
Cincinnati Financial Corp. ........ 223 27,690
Citigroup, Inc. ................ 2,142 135,460
Coca-Cola Co. (The) ........... 206 12,603
Comcast Corp. , Class A ......... 8,234 356,944
Comerica, Inc. ................ 141 7,754
Confluent, Inc. , Class A
(f)
......... 13,855 422,855
ConocoPhillips ............... 5,647 718,750
Copart, Inc.
(f)
................. 1,688 97,769
Costco Wholesale Corp. ......... 1,039 761,203
CRH plc .................... 4,675 403,499
Crowdstrike Holdings, Inc. , Class A
(f)
. 1,088 348,802
Crown Holdings, Inc. ........... 207 16,407
Crown PropTech Acquisitions
(e)(f)
.... 1,464 308
Crown PropTech Acquisitions
(e)(f)
.... 317 —
Crown PropTech Acquisitions , Class A
(f)
845 9,075
CSL Ltd. .................... 233 43,717
Cummins, Inc. ................ 418 123,164
Customers Bancorp, Inc.
(f)
........ 41 2,175
Davidson Kempner Merchant Co-Invest
Fund LP, (Acquired 04/07/21, cost
$36,787)
(f)(h)(j)
............... —
(k)
196,426
Deckers Outdoor Corp.
(f)
......... 82 77,183
Dell Technologies, Inc. , Class C .... 427 48,725
Delta Air Lines, Inc. ............ 11,252 538,633
Dentsply Sirona, Inc. ........... 892 29,605
Dexcom, Inc.
(f)
................ 2,035 282,254

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
DuPont de Nemours, Inc. ........ 117 $ 8,970
Dynatrace, Inc.
(f)
.............. 1,300 60,372
Edison International ............ 209 14,783
Electronic Arts, Inc. ............ 789 104,677
Eli Lilly & Co. ................ 1,152 896,210
Enterprise Products Partners LP
(g)
.. 1,399 40,823
EOG Resources, Inc. ........... 336 42,954
EPAM Systems, Inc.
(f)
........... 32 8,837
Epic Games, Inc., (Acquired 07/02/20,
cost $189,750)
(e)(f)(h)
.......... 330 198,000
Equinix, Inc. ................. 35 28,887
Expeditors International of Washington,
Inc. ..................... 27 3,282
Experian plc ................. 681 29,673
F5, Inc.
(f)
.................... 1,603 303,913
Fanatics Holdings, Inc. , Class A ,
(Acquired 08/17/22, cost $301,006)
(e)
(f)(h)
..................... 4,437 333,929
Farmers Business Network, Inc.
(e)(f)
.. 2,421 8,740
Ferguson plc ................. 139 30,412
First Citizens BancShares, Inc. , Class A 5 8,175
Floor & Decor Holdings, Inc. , Class A
(f)
1,671 216,595
Ford Motor Co. ............... 4,423 58,737
Fortinet, Inc.
(f)
................ 3,105 212,103
Fortive Corp. ................. 7,495 644,720
Franklin Resources, Inc.
(g)
........ 6,165 173,298
Freeport-McMoRan, Inc. ......... 9,849 463,100
Freewire Technologies, Inc.
(e)(f)
..... 1 4,060
General Dynamics Corp. ......... 368 103,956
General Mills, Inc. ............. 36 2,519
General Motors Co. ............ 4,101 185,980
Gilead Sciences, Inc. ........... 671 49,151
Globe Life, Inc. ............... 23 2,677
Golden Entertainment, Inc. ....... 109 4,014
Goldman Sachs Group, Inc. (The) .. 1,123 469,066
Grand Rounds, Inc., (Acquired
02/11/22, cost $179,056)
(e)(f)(h)
.... 67,553 62,149
Green Plains, Inc.
(f)
............ 1,170 27,050
GSK plc .................... 3,189 68,469
Hartford Financial Services Group, Inc.
(The) .................... 562 57,914
HawkEye 360, Inc., Series D1
(e)(f)
... 4,447 41,313
HCA Healthcare, Inc. ........... 58 19,345
Healthpeak Properties, Inc. ....... 7,720 144,750
Hilton Worldwide Holdings, Inc. .... 1,098 234,214
Holcim AG .................. 306 27,723
Honeywell International, Inc. ...... 59 12,110
Howmet Aerospace, Inc. ......... 111 7,596
Humana, Inc. ................ 973 337,359
Huntington Bancshares, Inc. ...... 950 13,252
iHeartMedia, Inc. , Class A
(f)
....... 60 125
Illinois Tool Works, Inc. .......... 225 60,374
Incyte Corp.
(f)
................ 371 21,136
Informatica, Inc. , Class A
(f)
........ 2,029 71,015
Ingersoll Rand, Inc. ............ 8,912 846,194
Insulet Corp.
(f)
................ 519 88,957
Intel Corp. .................. 2,626 115,990
International Bancshares Corp. .... 66 3,705
Intuit, Inc. ................... 342 222,300
Intuitive Surgical, Inc.
(f)
.......... 1,693 675,659
Invesco Ltd. ................. 5,443 90,299
J M Smucker Co. (The) .......... 228 28,698
James Hardie Industries plc , CDI
(f)
.. 1,112 44,695
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(e)(f)(h)
........ 6,968 —
Security
Shares
Shares Value
United States (continued)
Johnson & Johnson ............ 3,789 $ 599,382
JPMorgan Chase & Co. ......... 7,419 1,486,026
Kellanova ................... 1,244 71,269
Keysight Technologies, Inc.
(f)
...... 580 90,700
Kimberly-Clark Corp. ........... 1,076 139,181
Kinder Morgan, Inc. ............ 126 2,311
KLA Corp. ................... 250 174,643
Lam Research Corp. ........... 373 362,396
Landsea Homes Corp.
(f)
......... 1,081 15,707
Las Vegas Sands Corp. ......... 2,345 121,236
Latch, Inc.
(f)
.................. 4,082 3,184
Leidos Holdings, Inc. ........... 199 26,087
Lennar Corp. , Class A ........... 310 53,314
Linde plc ................... 116 53,861
Lions Gate Entertainment Corp. , Class
A
(f)
...................... 2,412 23,999
Lions Gate Entertainment Corp. , Class
B
(f)
...................... 106 987
LKQ Corp. .................. 11,228 599,687
Lockheed Martin Corp. .......... 1,137 517,187
Lookout, Inc., (Acquired 03/04/15, cost
$16,643)
(e)(f)(h)
.............. 1,457 2,025
LPL Financial Holdings, Inc. ....... 2,248 593,922
Lululemon Athletica, Inc.
(f)
........ 36 14,063
M/I Homes, Inc.
(f)
.............. 390 53,153
Marathon Petroleum Corp. ....... 344 69,316
MarketAxess Holdings, Inc. ....... 364 79,807
Marsh & McLennan Cos., Inc. ..... 4,053 834,837
Marvell Technology, Inc. ......... 1,476 104,619
Masco Corp. ................. 1,691 133,386
Masimo Corp.
(f)
............... 1,385 203,387
Mastercard, Inc. , Class A ......... 3,454 1,663,343
McDonald's Corp. ............. 2,036 574,050
McKesson Corp. .............. 68 36,506
Merck & Co., Inc. .............. 7,362 971,416
Meta Platforms, Inc. , Class A ...... 1,312 637,081
Mettler-Toledo International, Inc.
(f)
... 47 62,571
MGM Resorts International
(f)
...... 5,680 268,153
Microchip Technology, Inc. ........ 551 49,430
Micron Technology, Inc. .......... 5,518 650,517
Microsoft Corp.
(i)
.............. 10,540 4,434,389
Mirion Technologies, Inc. , Class A
(f)
.. 20,100 228,537
Mirion Technologies, Inc. , Class A
(f)
.. 1,997 22,706
Moderna, Inc.
(f)
............... 281 29,943
Molson Coors Beverage Co. , Class B 187 12,576
Monolithic Power Systems, Inc. .... 19 12,871
Motorola Solutions, Inc. ......... 110 39,048
Mr Cooper Group, Inc.
(f)
......... 500 38,975
MSCI, Inc. .................. 302 169,256
Nasdaq, Inc. ................. 1,664 104,998
Nestle SA (Registered) .......... 5,912 628,150
NetApp, Inc. ................. 245 25,718
Netflix, Inc.
(f)
................. 203 123,288
New York Community Bancorp, Inc. . 700 2,254
NextEra Energy, Inc. ........... 6,469 413,434
Northrop Grumman Corp. ........ 1,064 509,294
Nucor Corp. ................. 548 108,449
NVIDIA Corp. ................ 3,656 3,303,415
Omnicom Group, Inc. ........... 706 68,313
Opendoor Technologies, Inc.
(f)(g)
.... 5,720 17,332
Oracle Corp. ................. 7,284 914,943
Otis Worldwide Corp. ........... 85 8,438
PACCAR, Inc. ................ 652 80,776
Packaging Corp. of America ...... 216 40,992
Palladyne AI Corp.
(f)
............ 228 413

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Palladyne AI Corp.
(f)
............ 115 $ 207
Palo Alto Networks, Inc.
(f)
........ 944 268,219
Paramount Global , Class B ....... 73 859
Park Hotels & Resorts, Inc. ....... 607 10,616
Paychex, Inc. ................ 542 66,558
Peloton Interactive, Inc. , Class A
(f)
... 4,129 17,693
PepsiCo, Inc. ................ 482 84,355
Playstudios, Inc.
(f)
............. 6,121 17,016
PNC Financial Services Group, Inc.
(The) .................... 997 161,115
PPG Industries, Inc. ............ 139 20,141
Principal Financial Group, Inc. ..... 342 29,518
Progressive Corp. (The) ......... 3,301 682,713
Prologis, Inc. ................. 1,140 148,451
QUALCOMM, Inc. ............. 205 34,707
Regeneron Pharmaceuticals, Inc.
(f)
.. 20 19,250
ResMed, Inc. ................ 612 121,194
Rollins, Inc. .................. 1,076 49,787
Roper Technologies, Inc. ......... 211 118,337
Royal Caribbean Cruises Ltd.
(f)
..... 919 127,750
RTX Corp. .................. 419 40,865
RXO, Inc.
(f)
.................. 413 9,032
S&P Global, Inc. .............. 608 258,674
Salesforce, Inc. ............... 2,804 844,509
Sanofi SA ................... 4,528 440,504
Sarcos Technology & Robotics Corp.
(f)
4,596 8,318
Schneider Electric SE ........... 136 30,746
Screaming Eagle Acquisition Corp. ,
Class A
(f)
................. 1,559 16,681
Seagate Technology Holdings plc ... 546 50,805
Sempra .................... 10,912 783,809
ServiceNow, Inc.
(f)
............. 98 74,715
Skyworks Solutions, Inc.
(g)
........ 1,021 110,595
Smith Douglas Homes Corp.
(f)
..... 773 22,958
Snap-on, Inc. ................ 142 42,063
Snorkel AI, Inc., (Acquired 06/30/21,
cost $7,945)
(e)(f)(h)
............ 529 4,031
Snowflake, Inc. , Class A
(f)
........ 116 18,746
Sonder Holdings, Inc. , Class A
(f)
.... 317 938
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$65,367)
(e)(f)(h)
.............. 807 78,279
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$70,227)
(e)(f)(h)
.............. 867 84,099
Starbucks Corp. ............... 129 11,789
State Str eet Corp. ............. 304 23,505
Stryker Corp. ................ 147 52,607
Sun Country Airlines Holdings, Inc.
(f)
. 7,468 112,692
Synchrony Financial ............ 2,973 128,196
T. Rowe Price Group, Inc. ........ 943 114,971
Tapestry, Inc. ................. 799 37,937
Teleflex, Inc. ................. 58 13,118
Tenaris SA .................. 2,683 53,046
Texas Capital Bancshares, Inc.
(f)
.... 140 8,617
Thermo Fisher Scientific, Inc. ...... 1,425 828,224
TJX Cos., Inc. (The) ............ 6,232 632,049
TransDigm Group, Inc. .......... 136 167,498
Transocean Ltd.
(f)(g)
............. 9,067 56,941
Travelers Cos., Inc. (The) ........ 419 96,429
Uber Technologies, Inc.
(f)
......... 471 36,262
United Parcel Service, Inc. , Class B . 2,104 312,718
United States Steel Corp. ........ 414 16,883
UnitedHealth Group, Inc. ......... 1,826 903,322
Universal Health Services, Inc. , Class B 294 53,643
Security
Shares
Shares Value
United States (continued)
Valero Energy Corp. ............ 2,978 $ 508,315
Veralto Corp. ................. 4,742 420,426
VeriSign, Inc.
(f)
................ 428 81,110
Verisk Analytics, Inc. ............ 761 179,391
Verizon Communications, Inc. ..... 1,385 58,115
Vertex Pharmaceuticals, Inc.
(f)
..... 554 231,578
VICI Properties, Inc. ............ 1,089 32,441
Visa, Inc. , Class A ............. 1,561 435,644
Vistra Corp. ................. 2,410 167,856
Walmart, Inc. ................. 15,161 912,237
Walt Disney Co. (The) .......... 6,968 852,604
Wells Fargo & Co. ............. 8,077 468,143
Williams Cos., Inc. (The) ......... 81 3,157
Workday, Inc. , Class A
(f)
......... 318 86,734
Wynn Resorts Ltd. ............. 1,553 158,763
Xcel Energy, Inc. .............. 48 2,580
Zoetis, Inc. , Class A ............ 919 155,504
Zscaler, Inc.
(f)
................ 777 149,674
64,385,595
Zambia — 0.0%
First Quantum Minerals Ltd. ....... 410 4,407
Total Common Stocks — 64.6%
(Cost: $ 82,322,632) .............................. 97,476,214
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.2%
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
................ USD 19 20,011
Oceana Australian Fixed Income Trust
(e)
12.00%, 07/31/25 ........... AUD 32 20,892
12.50%, 07/31/26 ........... 47 30,821
12.50%, 07/31/27 ........... 79 52,062
Quintis Australia Pty. Ltd.
(a)(e)(l)
13.51%, (13.51% Cash or 8.00%
PIK), 10/01/26 ........... USD 463 101,804
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 —
225,590
Austria — 0.1%
ams-OSRAM AG
2.13%, 11/03/27
(c)(m)
.......... EUR 100 77,893
10.50%, 03/30/29
(a)
.......... 100 106,698
184,591
Canada — 0.3%
(a)
Garda World Security Corp.
9.50%, 11/01/27 ............ USD 10 10,024
7.75%, 02/15/28 ............ 7 7,178
HR Ottawa LP, 11.00%
,
03/31/31 ... 386 415,487
432,689
China — 0.1%
RKPF Overseas 2019 A Ltd., 5.90%
,
03/05/25
(c)
................ 200 94,000
France — 0.2%
(c)
Forvia SE, 2.75%
,
02/15/27 ....... EUR 100 103,030
Iliad Holding SASU, 5.63%
,
10/15/28 100 106,680
Loxam SAS, 6.38%
,
05/31/29 ..... 100 112,124
321,834

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany — 0.5%
Adler Pelzer Holding GmbH, 9.50%
,
04/01/27
(a)
................ EUR 144 $ 157,568
APCOA Parking Holdings GmbH,
(3-mo. EURIBOR at 5.00% Floor +
5.00%), 8.94%
,
01/15/27
(a)(b)
.... 102 110,318
Douglas Service GmbH, 6.00%
,
04/08/26
(c)
................ 100 109,287
Kirk Beauty SUN GmbH, 8.25%
,
(8.25% Cash or 17.25% PIK),
10/01/26
(c)(l)
................ 100 109,926
Mercedes-Benz International Finance
BV, 1.38%
,
06/26/26
(c)
........ 28 29,019
ProGroup AG
(a)
5.13%, 04/15/29 ............ 12 12,951
5.38%, 04/15/31 ............ 16 17,219
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(c)
................ 90 93,941
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 100 103,707
Volkswagen Financial Services AG,
0.88%
,
01/31/28
(c)
........... 31 30,159
774,095
Hong Kong — 0.2%
FWD Group Holdings Ltd., 8.40%
,
04/05/29
(a)
................ USD 360 372,600
India — 0.1%
REI Agro Ltd.
(f)(m)(n)
5.50%, 07/15/23
(a)
........... 220 1,100
5.50%, 02/15/42
(c)(e)
.......... 152 —
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 200 191,938
193,038
Israel — 0.2%
Teva Pharmaceutical Finance
Netherlands II BV
3.75%, 05/09/27 ............ EUR 100 104,304
7.38%, 09/15/29 ............ 100 119,380
223,684
Italy — 0.4%
Azzurra Aeroporti SpA, 2.13%
,
05/30/24
(c)
................ 129 138,497
Forno d'Asolo SpA, (3-mo. EURIBOR
at 5.50% Floor + 5.50%), 9.43%
,
04/30/27
(a)(b)
............... 178 188,435
Immobiliare Grande Distribuzione SIIQ
SpA, 5.50%
,
05/17/27
(c)(d)
...... 100 106,536
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 100 108,673
Rekeep SpA, 7.25%
,
02/01/26
(c)
.... 100 96,898
639,039
Jersey, Channel Islands — 0.2%
TER Finance Jersey Ltd., Series 21,
0.00%
,
01/02/25
(a)(e)(o)
......... USD 273 257,185
Luxembourg — 0.2%
Herens Midco SARL, 5.25%
,
05/15/29
(a)
EUR 100 70,223
Matterhorn Telecom SA, 3.13%
,
09/15/26
(c)
................ 101 105,771
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26
(a)
........... 100 104,687
280,681
Security
Par (000)
Par (000) Value
Netherlands — 0.2%
(c)
Boels Topholding BV, 6.25%
,
02/15/29 EUR 100 $ 111,121
Sigma Holdco BV, 5.75%
,
05/15/26 .. 100 101,535
VZ Vendor Financing II BV, 2.88%
,
01/15/29 ................. 100 93,052
305,708
Spain — 0.1%
Cellnex Telecom SA, 0.75%
,
11/20/31
(c)
(m)
...................... 100 92,171
Thailand — 0.1%
Kasikornbank PCL , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.94%), 5.28%
(b)
(c)(p)
..................... USD 200 195,250
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/24
(a)(e)(f)(m)(n)
............ 800 32,000
United Arab Emirates — 0.0%
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 30 30,150
United Kingdom — 1.7%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $67,920),
15.00%
,
06/19/26
(e)(h)
......... GBP 55 70,146
AA Bond Co. Ltd., 6.50%
,
01/31/26
(c)
. 100 124,945
Ardonagh Finco Ltd., 6.88%
,
02/15/31
(a)
EUR 114 121,144
BCP V Modular Services Finance II plc
6.13%, 11/30/28
(a)
........... GBP 100 115,803
6.13%, 11/30/28
(c)
........... 100 115,802
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 128 121,190
Bellis Acquisition Co. plc, 3.25%
,
02/16/26
(c)
................ GBP 200 238,008
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. 100 119,171
BP Capital Markets plc, 2.52%
,
04/07/28
(c)
................ EUR 100 104,707
Deuce Finco plc
5.50%, 06/15/27
(a)
........... GBP 100 119,413
5.50%, 06/15/27
(c)
........... 100 119,412
eG Global Finance plc, 11.00%
,
11/30/28
(a)
................ EUR 100 113,139
Kane Bidco Ltd., 5.00%
,
02/15/27
(a)
. 100 104,049
Market Bidco Finco plc, 5.50%
,
11/04/27
(c)
................. GBP 100 114,919
National Grid plc, 0.16%
,
01/20/28
(c)
. EUR 100 95,135
Pinewood Finco plc, 6.00%
,
03/27/30
(a)
GBP 100 126,215
Punch Finance plc, 6.13%
,
06/30/26
(c)
100 122,214
Virgin Media Secured Finance plc,
4.13%
,
08/15/30
(c)
........... 100 106,354
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... 200 225,940
Vodafone Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.84%), 8.00%
,
08/30/86
(b)(c)
............... 100 135,681
2,513,387
United States — 4.4%
Affinity Interactive, 6.88%
,
12/15/27
(a)
USD 13 12,147
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
18 17,904

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Allied Universal Holdco LLC
9.75%, 07/15/27
(a)
........... USD 13 $ 13,039
4.88%, 06/01/28
(c)
........... GBP 100 113,625
Alteryx, Inc., 8.75%
,
03/15/28
(a)
.... USD 10 10,296
AMC Networks, Inc.
4.75%, 08/01/25 ............ 30 29,962
10.25%, 01/15/29
(a)
.......... 23 23,167
4.25%, 02/15/29 ............ 14 9,922
American Tower Corp., 0.45%
,
01/15/27 ................. EUR 100 98,934
Amgen, Inc., 2.30%
,
02/25/31 ..... USD 16 13,526
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 15 15,075
Ardagh Metal Packaging Finance USA
LLC, 2.00%
,
09/01/28
(c)
....... EUR 100 91,673
Bank of America Corp.
(b)
(3-mo. CME Term SOFR + 1.25%),
2.50%, 02/13/31 .......... USD 37 31,873
(1-day SOFR + 1.53%), 1.90%,
07/23/31 ............... 8 6,566
(1-day SOFR + 1.37%), 1.92%,
10/24/31 ............... 23 18,741
(1-day SOFR + 1.65%), 5.47%,
01/23/35 ............... 60 60,391
Bausch + Lomb Corp., 8.38%
,
10/01/28
(a)
................ 5 5,173
Becton Dickinson Euro Finance SARL,
3.55%
,
09/13/29 ............ EUR 100 108,808
Big River Steel LLC, 6.63%
,
01/31/29
(a)
USD 22 22,124
Breeze Aviation Group, Inc.
(Acquired 01/26/24, cost
$2,727,685) 20.00%, 01/30/28
(e)(h)
78 77,777
Broadcom, Inc., 2.45%
,
02/15/31
(a)
.. 17 14,331
Callon Petroleum Co., 7.50%
,
06/15/30
(a)
................ 25 26,438
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 54 53,392
Champions Financing, Inc., 8.75%
,
02/15/29
(a)
................ 5 5,238
Churchill Downs, Inc., 5.75%
,
04/01/30
(a)
................ 13 12,549
Citigroup, Inc., (1-day SOFR + 1.17%),
2.56%
,
05/01/32
(b)
........... 22 18,348
Civitas Resources, Inc.
(a)
5.00%, 10/15/26 ............ 30 29,330
8.38%, 07/01/28 ............ 73 76,848
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 30 28,469
9.00%, 09/30/29 ............ 12 11,509
Clydesdale Acquisition Holdings, Inc.,
8.75%
,
04/15/30
(a)
........... 20 19,651
CNX Resources Corp., 7.25%
,
03/01/32
(a)
................ 14 14,230
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 27 23,482
CommScope, Inc., 6.00%
,
03/01/26
(a)
16 14,640
Coty, Inc., 3.88%
,
04/15/26
(c)
...... EUR 100 106,597
Crescent Energy Finance LLC, 7.63%
,
04/01/32
(a)
................ USD 18 18,139
CSC Holdings LLC, 11.25%
,
05/15/28
(a)
200 198,189
DISH DBS Corp., 5.88%
,
11/15/24 .. 49 46,948
DISH Network Corp., 0.00%
,
12/15/25
(m)(o)
............... 33 24,090
Security
Par (000)
Par (000) Value
United States (continued)
Edison International, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturit y + 3.66%), 7.88%
,
06/15/54
(b)
................ USD 5 $ 5,137
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 5 5,127
7.50%, 06/01/30 ............ 10 10,689
EquipmentShare.com, Inc., 9.00%
,
05/15/28
(a)
................ 86 88,579
Fiesta Purchaser, Inc., 7.88%
,
03/01/31
(a)
................ 13 13,425
FLYR, Inc.
(e)
(1-mo. CME Term SOFR at
0.50% Floor + 5.00%), 7.74%,
05/10/27
(b)
.............. 50 47,355
8.00%, 08/10/27 ............ 106 122,206
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(a)
................ 5 5,161
FREED Corp., 12.00%
,
11/30/28
(e)
.. 438 430,904
Freewire Technologies, Inc., 6.00%
,
02/20/28
(e)
................ 71 51,353
Frontier Communications Holdings
LLC
(a)
8.75%, 05/15/30 ............ 57 58,324
8.63%, 03/15/31 ............ 55 56,173
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 66 64,037
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 45 42,750
GCI LLC, 4.75%
,
10/15/28
(a)
...... 12 11,003
General Mills, Inc., 0.13%
,
11/15/25 . EUR 100 101,984
Goldman Sachs Group, Inc. (The),
0.25%
,
01/26/28
(c)
........... 32 30,730
GoTo Group, Inc.
5.50%, 05/01/28
(a)
........... USD 42 32,606
HCA, Inc.
5.63%, 09/01/28 ............ 40 40,497
3.50%, 09/01/30 ............ 42 37,983
5.45%, 04/01/31 ............ 10 10,052
Homes By West Bay LLC, 11.00%
,
02/06/30
(e)
................ 317 311,453
Insightful Corp., 7.00%
,
01/25/29
(e)
.. 18 17,820
JPMorgan Chase & Co., Series KK , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.85%),
3.65%
(b)(p)
................. 6 5,698
Landsea Homes Corp., 11.00%
,
07/17/28
(e)
................ 325 349,375
Lessen, Inc. , (3-mo. CME Term SOFR
+ 8.50%), 13.40%
,
01/05/28
(a)(b)(e)
. 158 144,348
Level 3 Financing, Inc., 4.63%
,
09/15/27
(a)
................ 51 33,915
LGI Homes, Inc., 8.75%
,
12/15/28
(a)
. 59 62,253
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(m)
............... 27 810
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 147 112,460
Matador Resources Co., 6.50%
,
04/15/32
(a)
................ 24 24,029
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ 137 139,569
Morgan Stanley
(b)
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 ............... EUR 100 103,939

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(3-mo. CME Term SOFR + 1.40%),
3.77%, 01/24/29 .......... USD 41 $ 39,027
(1-day SOFR + 1.18%), 2.24%,
07/21/32 ............... 9 7,352
(1-day SOFR + 1.73%), 5.47%,
01/18/35 ............... 35 35,313
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 3 2,957
5.50%, 08/15/28 ............ 26 24,884
5.13%, 12/15/30 ............ 23 20,868
7.13%, 02/01/32 ............ 20 19,863
NCR Atleos Corp., 9.50%
,
04/01/29
(a)
30 32,088
Netflix, Inc., 3.63%
,
05/15/27 ...... EUR 100 108,809
New Home Co., Inc. (The), 8.25%
,
10/15/27
(a)(d)
............... USD 17 17,306
NRG Energy, Inc., 7.00%
,
03/15/33
(a)
5 5,335
Olympus Water US Holding Corp.,
9.75%
,
11/15/28
(a)
........... 200 213,043
ONEOK Partners LP, 4.90%
,
03/15/25 79 78,417
Oracle Corp.
2.30%, 03/25/28 ............ 40 36,117
2.88%, 03/25/31 ............ 58 50,430
Paramount Global
7.88%, 07/30/30 ............ 15 15,670
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(b)
... 44 40,655
PennyMac Financial Services, Inc.,
7.88%
,
12/15/29
(a)
........... 9 9,248
Permian Resources Operating LLC
(a)
8.00%, 04/15/27 ............ 37 38,108
7.00%, 01/15/32 ............ 15 15,561
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
89 81,267
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 13 11,254
Post Holdings, Inc., 6.25%
,
02/15/32
(a)
9 9,066
Rand Parent LLC, 8.50%
,
02/15/30
(a)
72 71,299
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 65 67,583
Sabre GLBL, Inc.
(a)
8.63%, 06/01/27 ............ 68 59,672
11.25%, 12/15/27 ........... 46 43,171
Sally Holdings LLC, 6.75%
,
03/01/32 27 26,789
Seagate HDD Cayman
8.25%, 12/15/29
(a)
........... 51 54,798
8.50%, 07/15/31
(a)
........... 29 31,339
9.63%, 12/01/32 ............ 45 51,268
Service Properties Trust
4.50%, 03/15/25 ............ 16 15,632
7.50%, 09/15/25 ............ 23 23,310
8.63%, 11/15/31
(a)
........... 46 49,056
Sitio Royalties Operating Partnership
LP, 7.88%
,
11/01/28
(a)
......... 22 22,755
Sonder Holdings, Inc., (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 13.99%
,
01/19/27
(b)(e)
... 155 136,570
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 45 49,086
9.75%, 11/15/30 ............ 89 99,552
Stem, Inc., 0.50%
,
12/01/28
(a)(m)
.... 6 2,925
STL Holding Co. LLC, 8.75%
,
02/15/29
(a)
................ 18 18,473
Surgery Center Holdings, Inc., 7.25%
,
04/15/32
(a)
................ 22 22,171
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 43 39,235
Security
Par (000)
Par (000) Value
United States (continued)
T-Mobile USA, Inc.
3.50%, 04/15/31 ............ USD 24 $ 21,674
2.70%, 03/15/32 ............ 38 31,955
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 12 12,489
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 11 11,261
Truist Financial Corp., (1-day SOFR +
1.62%), 5.44%
,
01/24/30
(b)
..... 18 17,979
Uber Technologies, Inc., Series 2028,
0.88%
,
12/01/28
(a)(m)
.......... 115 142,255
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 38 39,396
Univision Communications, Inc., 8.00%
,
08/15/28
(a)
................ 25 25,469
US Bancorp , (1-day SOFR + 1.86%),
5.68%
,
01/23/35
(b)
........... 15 15,146
Viasat, Inc., 5.63%
,
04/15/27
(a)
..... 28 26,515
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 79 77,788
7.75%, 10/15/31 ............ 35 36,655
Vital Energy, Inc., 7.88%
,
04/15/32
(a)
. 12 12,190
Wells Fargo & Co.
1.50%, 05/24/27
(c)
........... EUR 100 101,179
(1-day SOFR + 1.98%), 4.81%,
07/25/28
(b)
.............. USD 59 58,134
(1-day SOFR + 1.78%), 5.50%,
01/23/35
(b)
.............. 75 75,177
Xerox Holdings Corp.
(a)
5.00%, 08/15/25 ............ 18 17,761
8.88%, 11/30/29 ............ 8 8,150
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 23 18,932
6,642,312
Total Corporate Bonds — 9.2%
(Cost: $ 15,841,650) .............................. 13,810,004
Fixed Rate Loan Interests
United States — 0.1%
Level 3 Financing, Inc., Term Loan B1,
11.89%
,
 04/15/29 ........... 12 12,345
Level 3 Financing, Inc., Term Loan B2,
11.89%
,
 04/15/30
(e)
.......... 13 12,452
OD Intermediate SUBI Holdco II LLC,
Term Loan, 10.00%
,
 04/01/26
(e)
.. 125 120,745
145,542
Total Fixed Rate Loan Interests — 0.1%
(Cost: $147,573) ................................ 145,542
Floating Rate Loan Interests
France — 0.2%
(b)
Babilou Family, Facility Term Loan,
(3-mo. EURIBOR + 4.00%),
7.89%
,
 11/17/27 ............ EUR 214 230,355
Parts Europe, Facility Term Loan
B, (3-mo. EURIBOR + 3.75%),
7.64%
,
 02/03/31 ............ 112 120,997
351,352

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany — 0.0%
TK Elevator Midco GmbH, Facility Term
Loan B2, 04/30/30
(b)(q)
......... EUR 54 $ 57,891
Jersey, Channel Islands — 0.1%
(b)(e)
Vita Global FinCo Ltd., Additional
Facility Term Loan, (6-mo. SONIA +
7.00%), 12.21%
,
 07/06/27 ...... GBP 38 45,723
Vita Global FinCo Ltd., Facility Term
Loan B, (6-mo. EURIBOR + 7.00%),
10.72%
,
 07/06/27 ........... EUR 63 65,139
110,862
Netherlands — 0.4%
(b)
Cypher Bidco BV, Facility Term Loan
B, (6-mo. EURIBOR + 4.50%),
8.60%
,
 01/01/28
(e)
........... 154 157,990
Sigma Holdco BV, Facility Term
Loan, (6-mo. SONIA + 5.75%),
11.02%
,
 01/03/28 ........... GBP 109 136,070
Ziggo BV, Facility Term Loan H,
(1-mo. EURIBOR + 3.00%),
6.86%
,
 01/31/29 ............ EUR 311 322,944
617,004
Spain — 0.1%
PAX Holdco SLU, Term Loan B, (1-
mo. CME Term SOFR + 0.00%),
0.00%
,
 12/31/29
(b)
........... 87 92,121
United Kingdom — 0.2%
CD&R Firefly Bidco Ltd., Term Loan B6,
03/01/29
(b)(q)
............... GBP 32 39,901
EM Bidco Ltd., 2nd Lien Term Loan
 07/05/30
(b)(e)(q)
.............. 101 127,604
Ineos Quattro Holdings UK Ltd., Term
Loan B, 04/02/29
(b)(q)
.......... EUR 64 68,137
Market Bidco Ltd., Facility Term Loan
B1, 11/04/27
(b)(q)
............. 50 52,314
287,956
United States — 0.8%
(b)
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 4.75%), 10.19%
,
 02/02/26
(e)
... USD 72 70,750
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.40%
,
 02/01/30 86 84,839
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
10.46%
,
 12/30/27 ........... 13 12,872
Avaya, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor +
1.50%), 6.83%
,
 08/01/28 ...... —
(r)
301
City Brewing Co. LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
9.08%
,
 04/05/28 ............ 18 13,507
Cotiviti Holdings, Inc., Te rm Loan,
02/24/31
(q)
................ 30 29,925
DirecTV Financing LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 5.00%), 10.44%
,
 08/02/27 18 18,074
Security
Par (000)
Par (000) Value
United States (continued)
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 5.25%), 10.68%
,
 12/21/28 USD 27 $ 25,639
ECL Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 10.08%
,
 09/03/30 78 77,823
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.74%
,
 12/29/27
(e)
31 28,215
First Brands Group LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 9.06%
,
 03/30/27
(e)
EUR 52 56,531
Galaxy Universal LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.00%), 11.46%
,
 11/12/26
(e)
USD 197 193,517
GoTo Group, Inc., Term Loan
(1-mo. CME Term SOFR + 4.75%),
10.17%, 04/30/28 ......... 50 47,565
(1-mo. CME Term SOFR + 4.75%),
10.17%, 04/30/28 ......... 51 38,479
Green Plains Operating Co. LLC, Term
Loan, (3-mo. CME Term SOFR +
8.00%), 13.67%
,
 07/20/26
(e)
..... 113 110,687
Helios Service Partners LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.50%),
12.11%
,
 03/19/27
(e)
.......... 4 3,730
Helios Service Partners LLC, 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
11.81%
,
 03/19/27
(e)
.......... 20 19,509
Helios Service Partners LLC, Delayed
Draw 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
6.25%), 1.00% - 11.84%
,
 03/19/27
(e)
28 28,007
Hydrofarm Holdings Group, Inc.,
Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.94%
,
 10/25/28
(e)
.......... 20 16,342
J&J Ventures Gaming LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.44%
,
 04/26/28 . 35 34,325
Jack Ohio Finance LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 10.19%
,
 10/04/28 16 15,615
Kronos Acquisition Holdings, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
11.49%
,
 12/22/26 ........... 15 14,681
Maverick Gaming LLC, Facility
Term Loan B, (3-mo. CME Term
SOFR at 1.00% Floor + 7.50%),
13.10%
,
 09/03/26 ........... 26 18,387
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 11.40%
,
 01/24/30 4 3,221
Orion Group HoldCo LLC, Delayed
Draw 1st Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
6.50%), 12.11%
,
 03/19/27
(e)
..... 17 16,726

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Orion Group HoldCo LLC, Delayed
Draw Term Loan
(e)
(3-mo. CME Term SOFR at
1.00% Floor + 6.00%),
11.56%, 03/19/27 ......... USD 37 $ 37,292
(1-mo. CME Term SOFR at
1.00% Floor + 6.00%),
11.61%, 03/19/27 ......... 6 6,239
Orion Group HoldCo LLC, Term Loan
(e)
(3-mo. CME Term SOFR at 1.00%
Cap + 6.00%), 11.56%, 03/19/27 3 3,190
(3-mo. CME Term SOFR at 1.00%
Cap + 6.00%), 11.61%, 03/19/27 1 623
Orion Incremental, Delayed Draw Term
Loan, 12/31/30
(e)(q)
........... 20 19,444
Quartz AcquireCo LLC, Term Loan,
(3-mo. CME Term SOFR + 3.50%),
8.81%
,
 06/28/30 ............ 32 31,880
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.19%
,
 04/27/28 ........... 52 42,656
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
13.19%
,
 04/27/29 ........... 50 29,500
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 1.00% Floor + 4.00%),
9.44%
,
 03/16/27 ............ 45 45,507
Signal Parent, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor +
3.50%), 8.93%
,
 04/03/28 ...... 26 24,932
Vaco Holdings LLC, Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor +
5.00%), 10.43%
,
 01/21/29 ...... 32 31,846
Xerox Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
4.00%), 9.33%
,
 11/17/29 ....... 17 16,824
1,269,200
Total Floating Rate Loan Interests — 1.8%
(Cost: $2,897,409) .............................. 2,786,386
Foreign Government Obligations
Argentina — 0.2%
Argentine Republic (The)
1.00%, 07/09/29 ............ 30 15,741
0.75%, 07/09/30
(d)
........... 295 153,379
3.62%, 07/09/35
(d)
........... 331 136,905
4.25%, 01/09/38
(d)
........... 119 54,999
361,024
Brazil — 0.4%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 1 179,013
10.00%, 01/01/27 ........... 2 420,245
599,258
China — 0.2%
People's Republic of China, 2.29%
,
12/25/24 ................. CNY 1,650 228,056
Security
Par (000)
Par (000) Value
Colombia — 0.3%
Republic of Colombia
5.75%, 11/03/27 ............ COP 622,000 $ 143,421
6.00%, 04/28/28 ............ 687,300 157,737
7.00%, 03/26/31 ............ 279,400 62,120
13.25%, 02/09/33 ........... 511,500 155,620
518,898
Czech Republic — 0.2%
Czech Republic
2.75%, 07/23/29 ............ CZK 4,140 167,796
5.00%, 09/30/30 ............ 3,440 156,477
324,273
Hungary — 0.1%
Hungary Government Bond, 6.75%
,
10/22/28 ................. HUF 30,430 83,408
Indonesia — 0.4%
Republic of Indonesia
5.50%, 04/15/26 ............ IDR 523,000 32,409
8.38%, 09/15/26 ............ 824,000 54,174
7.00%, 05/15/27 ............ 2,411,000 154,100
8.25%, 05/15/36 ............ 2,362,000 166,495
7.13%, 06/15/38 ............ 3,161,000 203,595
610,773
Mexico — 0.1%
United Mexican States
8.50%, 03/01/29 ............ MXN 7 40,426
7.50%, 05/26/33 ............ 28 150,896
8.50%, 11/18/38 ............ 5 30,486
221,808
Peru — 0.1%
Republic of Peru
(c)
6.35%, 08/12/28 ............ PEN 151 41,570
5.94%, 02/12/29 ............ 136 36,358
6.95%, 08/12/31 ............ 282 75,966
153,894
Poland — 0.2%
Republic of Poland, 2.75%
,
10/25/29 . PLN 1,213 267,125
South Africa — 0.3%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 6,260 339,075
9.00%, 01/31/40 ............ 2,023 78,599
8.75%, 01/31/44 ............ 835 30,728
448,402
Spain — 0.2%
Bonos y Obligaciones del Estado
(a)(c)
2.90%, 10/31/46 ............ EUR 173 166,266
3.45%, 07/30/66 ............ 140 140,427
306,693
United Kingdom — 0.3%
U.K. Treasury Bonds
(c)
3.75%, 10/22/53 ............ GBP 146 164,131
0.50%, 10/22/61 ............ 804 314,500
478,631
Total Foreign Government Obligations — 3.0%
(Cost: $4,863,526) .............................. 4,602,243

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Investment Companies
Invesco Municipal Opportunity Trust . 703 $ 6,840
Invesco Municipal Trust ......... 699 6,780
Invesco Quality Municipal Income Trust 692 6,699
Invesco S&P 500 Equal Weight ETF
(g)
3,021 511,667
Invesco Trust for Investment Grade
Municipals ................ 688 6,784
Invesco Value Municipal Income Trust 689 8,268
iShares 0-5 Year TIPS Bond ETF
(s)
.. 1,425 141,688
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(g)(s)
....... 872 94,978
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(i)(s)
......... 13,068 1,171,807
iShares Latin America 40 ETF
(g)(s)
... 2,948 83 ,841
iShares MSCI Brazil ETF
(s)
....... 3,320 107,634
iShares MSCI Emerging Markets ETF
(s)
429 17,623
iShares Russell Mid-Cap Growth ETF
(g)
(s)
...................... 377 43,031
Nuveen Municipal Value Fund, Inc. .. 1,146 9,982
SPDR Bloomberg High Yield Bond
ETF
(g)
................... 599 57,025
SPDR S&P Regional Banking ETF .. 291 14,631
VanEck JPMorgan EM Local Currency
Bond ETF ................. 8,227 201,644
VanEck Semiconductor ETF
(g)
..... 1,642 369,434
Total Investment Companies — 1.9%
(Cost: $2,727,725) .............................. 2,860,356
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
United States — 0.4%
(a)(b)
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average + 3.40%),
8.72%, 01/25/42 ............ USD 17 17,548
J.P. Morgan Mortgage Trust
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 309 247,627
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 183 159,256
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 78 49,051
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.37%
Floor + 2.55%), 7.88%, 10/25/39 . 93 93,631
567,113
Commercial Mortgage-Backed Securities — 1.6%
Bermuda — 0.1%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 7.58%,
01/19/37
(a)(b)
............... 100 99,625
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.25%
Floor + 3.37%), 8.70%, 12/15/34
(a)(b)
100 94,721
Security
Par (000)
Par (000) Value
United States — 1.5%
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
CME Term SOFR at 0.75% Floor
+ 0.86%), 6.19%, 04/15/36 ... USD 14 $ 14,354
Series 2021-SSCP, Class B, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 6.54%, 04/15/36 ... 26 25,521
Series 2021-SSCP, Class C, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.46%), 6.79%, 04/15/36 ... 36 34,976
Series 2021-SSCP, Class D, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.71%), 7.04%, 04/15/36 ... 32 30,964
Series 2021-SSCP, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.21%), 7.54%, 04/15/36 ... 36 34,275
Series 2021-SSCP, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 8.34%, 04/15/36 ... 23 22,272
Series 2021-SSCP, Class G, (1-mo.
CME Term SOFR at 3.80% Floor
+ 3.91%), 9.24%, 04/15/36 ... 38 35,691
Series 2021-SSCP, Class H, (1-mo.
CME Term SOFR at 4.90% Floor
+ 5.02%), 10.34%, 04/15/36 .. 17 16,438
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class J, (1-mo.
CME Term SOFR at 2.76% Floor
+ 2.76%), 8.09%, 10/15/36 ... 47 46,171
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 8.24%, 06/15/38 ... 94 92,980
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 8.24%, 05/15/38 ... 76 74,544
Series 2021-XL2, Class F, (1-mo.
CME T erm SOFR at 2.24% Floor
+ 2.36%), 7.68%, 10/15/38 ... 95 94,442
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 6.69%, 03/15/41 ... 100 100,050
BX Trust
(a)(b)
Series 2019-OC11, Class D, 3.94%,
12/09/41 ............... 64 56,398
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 89 76,797
Series 2021-ARIA, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.68%, 10/15/36 ... 100 97,937
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.69%, 01/15/34 ... 15 15,134
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.44%, 01/15/34 ... 31 30,182
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.74%, 04/15/29 ... 100 100,000
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 8,581
DBGS Mortgage Trust, Series 2018-
BIOD, Class F, (1-mo. CME Ter m
SOFR at 2.00% Floor + 2.30%),
7.62%, 05/15/35
(a)(b)
.......... 91 89,370

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.69%, 07/15/38 ... USD 187 $ 186,275
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 8.29%, 07/15/38 ... 93 93,108
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class E, (1-mo.
CME Term SOFR at 2.94% Floor +
3.05%), 8.38%, 11/15/36
(a)(b)
.... 100 97,726
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 30,321
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.56%), 7.89%, 04/15/38 ... 60 59,372
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.06%), 8.39%, 04/15/38 ... 20 19,785
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.50%, 09/15/39 ... 14 14,040
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo.
CME Term SOFR at 4.00% Floor
+ 4.11%), 9.44%, 11/15/38 ... 121 120,843
Series 2021-MDLN, Class G, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.36%), 10.69%, 11/15/38 .. 130 130,130
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor +
2.22%), 7.54%, 04/15/38
(a)(b)
.... 131 129,873
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C24, Class
C, (1-mo. LIBOR USD + 0.00%),
4.32%, 05/15/48
(b)
........... 10 9,014
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............... 17 15,058
SREIT Trust
(a)(b)
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.62% Floor
+ 2.74%), 8.06%, 11/15/38 ... 96 95,039
Series 2021-MFP2, Class F, (1-mo.
CME Term SOFR at 2.62% Floor
+ 2.73%), 8.06%, 11/15/36 ... 100 98,187
STWD Trust, Series 2021-FLWR,
Class E, (1-mo. CME Term SOFR
at 1.92% Floor + 2.04%), 7.36%,
07/15/36
(a)(b)
............... 25 24,648
UBS Commercial Mort gage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 8,888
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 30 29,022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... USD 10 $ 8,963
2,267,369
Total Non-Agency Mortgage-Backed Securities — 2.0%
(Cost: $3,204,495) .............................. 3,028,828
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(e)(f)(t)
............. 166 142,784
Total Other Interests — 0.1%
(Cost: $167,154) .................................. 142,784
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
(b)(p)
Citigroup, Inc., Series Y , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 4.15% 6 5,527
USB Capital IX , (3-mo. CME Term
SOFR at 3.50% Floor + 1.28%),
6.60% ................... 31 25,293
30,820
Total Capital Trusts — 0.0%
(Cost: $33,877) ................................ 30,820
Shares
Shares
Preferred Stocks — 2.1%
Brazil — 0.2%
Bradespar SA (Preference) ....... 535 2,203
Cia Energetica de Minas Gerais
(Preference) ............... 3,073 7,708
Neon Payments Ltd.
(e)(f)
.......... 319 194,239
Petroleo Brasileiro SA (Preference) .. 6,167 46,110
250,260
China — 0.2%
ByteDance Ltd., Series E-1, (Acquired
11/11/20 , cost $269,333)
(e)(f)(h)
.... 2,458 393,280
Germany — 0.1%
Dr. Ing h c F Porsche AG (Preference)
(a)
589 58,581
FUCHS SE (Preference) ......... 106 5,251
Volkswagen AG (Preference) ...... 194 25,729
Volocopter GmbH, (Acquired 03/03/21,
cost $159,572)
(e)(f)(h)
.......... 30 82,847
172,408
India — 0.0%
Think & Learn Pvt Ltd., Series F,
(Acquired 12/11/20, cost $103,322)
(e)
(f)(h)
..................... 32 —

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Israel — 0.1%
(e)(f)(h)
Deep Instinct Ltd., Series D-2 ,
(Acquired 03/19/21, cost $89,710) 14,760 $ 69,667
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost $84,498) 11,985 64,959
134,626
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $26,894)
(e) (f)
(h)
...................... 228 —
United Kingdom — 0.1%
10X Future Technologies Holdings Ltd.,
Series D, (Acquired 12/19/23, cost
$16,122,168)
(e)(f)(h)
........... 4,842 93,504
United States — 1.4%
Breeze Aviation Group, Inc., Series B,
(Acquired 07/30/21, cost $75,615)
(e)
(f)(h)
..................... 140 23,754
Caresyntax, Inc., Series C-2
(e)(f)
.... 510 48,767
Caresyntax, Inc., Series C-3
(e)(f)
.... 73 5,901
Databricks, Inc., Series F, (Acquired
08/01/22 , cost $88,431)
(e)(f)(h)
.... 6,177 502,252
Databricks, Inc., Series G, (Acquired
08/01/22, cost $102,873)
(e)(f)(h)
... 1,740 141,479
Dream Finders Homes, Inc., 9.00%
(e)(p)
285 273,956
Exo Imaging, Inc., Series C, (Acquired
04/05/22, cost $62,470)
(e)(f)(h)
.... 10,664 30,712
GM Cruise Holdings LLC, Series G,
(Acquired 03/25/21, cost $76,178)
(e)
(f)(h)
..................... 2,891 26,048
Insightful Corp., Series D
(e)(f)
....... 51,259 17,572
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $93,611)
(e)(f)(h)
.... 51,330 121,652
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $20,218)
(e)(f)(h)
.... 3,376 8,001
Lessen Holdings, Inc., Series B
(e)(f)
.. 8,296 51,933
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $85,987)
(e)(f)(h)
.... 10,057 69,494
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $19,100)
(e)(f)(h)
.... 955 9,884
Lookout, Inc., Series F, (Acquired
10/22/14, cost $243,061)
(e)(f)(h)
... 21,278 58,727
MNTN Digital, Series D, (Acquired
11/05/21, cost $54,841)
(e)(f)(h)
.... 2,388 32,166
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $48,256)
(e)(f)(h)
.... 70 —
New York Community Bancorp, Inc.,
Series C, (Acquired 03/11/24, cost
$48,000)
(f)(h)
............... 24 48,000
Noodle Partners, Inc., Series C,
(Acquired 08/26/21, cost $73,361)
(e)
(f)(h)
..................... 8,220 29,921
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $40,179)
(e)(f)(h)
.... 1,532 45,761
Relativity Space, Inc., Series E,
(Acquired 05/27/21, cost $68,894)
(e)
(f)(h)
..................... 3,017 63,870
SambaNova Systems, Inc., Series C,
(Acquired 02/19/20, cost $91,575)
(e)
(f)(h)
..................... 1,720 116,324
SambaNova Systems, Inc., Series D,
(Acquired 04/09/21, cost $52,640)
(e)
(f)(h)
..................... 554 37,467
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $ 28,447)
(e)(f)(h)
.... 1,894 14,432
Security
Shares
Shares Value
United States (continued)
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$72,377)
(e)(f)(h)
.............. 12,134 $ 37,130
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$9,855)
(e)(f)(h)
............... 1,487 4,729
Verge Genomics, Series B, (Acquired
11/05/21, cost $65,877)
(e)(f)(h)
.... 12,367 80,014
Verge Genomics, Series C, (Acquired
09/06/23, cost $10,528)
(e)(f)(h)
.... 1,464 10,541
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $43,198),
12.00%
(e)(f)(h)
............... 14,803 52,995
Volato Group, Inc., Class A, (Acquired
12/03/23, cost $4)
(e)(f)(h)
........ 541 1,515
Wells Fargo & Co., Series L, 7.50%
(m)(p)
46 56,090
Zero Mass Water, Inc., Series C-1,
(Acquired 05/07/20, cost $70,353)
(e)
(f)(h)
..................... 4,463 58,778
Zero Mass Water, Inc., Series D,
(Acquired 07/05/22, cost $13,149)
(e)
(f)(h)
..................... 321 7,190
2,087,055
Total Preferred Stocks — 2.1%
(Cost: $3,339,047) .............................. 3,131,133
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII,
11.95%, 10/30/40
(b)
.......... 3,609 106,357
Total Trust Preferreds — 0.1%
(Cost: $98,903) ................................ 106,357
Total Preferred Securities — 2.2%
(Cost: $3,471,827) .............................. 3,268,310
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage
Corp. Structured Agency Credit
Risk Debt Variable Rate Notes,
Series 2021-DNA2, Class B2,
(SOFR 30 day Average + 6.00%),
11.32%, 08/25/33
(a)(b)
......... USD 17 19,399
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.74%, 09/25/30
(b)
........... 13 12,574
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K109, Class X1,
1.58% ,  04/25/30 ........ 117 8,739
Series K116, Class X1,
1.42% ,  07/25/30 ........ 99 6,802
Series K120, Class X1,
1.04% , 10/25/30 ........ 393 20,333

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series KL06, Class XFX,
1.36% ,  12/25/29 ........ USD 100 $ 5,188
Series KW09, Class X1,
0.80% ,  05/25/29 ........ 457 13,846
54,908
Mortgage-Backed Securities — 1.7%
Uniform Mortgage-Backed Securities,
3.50%, 04/25/54
(u)
........... 2,819 2,522,347
Total U.S. Government Sponsored Agency Securities
—
1.7%
(Cost: $2,630,781) .............................. 2,609,228
U.S. Treasury Obligations
U.S. Treasury Notes
4.25%, 12/31/24
(j)
........... 4,608 4,576,582
4.00%, 12/15/25
(i)
........... 1,017 1,004,486
4.63%,  09/30/28 ............ 546 553,465
Total U.S. Treasury Obligations — 4.1%
(Cost: $6,135,085) .............................. 6,134,533
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 718 370
Israel — 0.0%
(f)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(e)(h)
......... 845 127
Innovid Corp., Class A (Issued/
Exercisable 01/28/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 375 17
144
United Kingdom — 0.0%
10X Future Technologies Holdings
Ltd., (Acquired 12/19/23, cost $0)
(Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(e)(f)
(h)
...................... 5,834 10,088
United States — 0.0%
(f)
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 1,986 —
Caresyntax, Inc. (Issued/Exercisable
06/14/23, 1 Share for 1 Warrant,
Expires 06/21/33, Strike Price USD
0.01)
(e)
................... 57 5,450
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(e)
.......... 1,268 —
Security
Shares
Shares Value
United States (continued)
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26 , Strike
Price USD 11.50)
(e)
.......... 2,120 $ 86
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 1,130 214
FLYR, Inc. (Issued/Exercisable
05/10/22, 1 Share for 1 Warrant,
Expires 05/10/32, Strike P rice USD
3.95)
(e)
................... 264 1,404
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(e)
................... 543 2,579
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(e)
.................. 217 532
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(e)
................... 1,369 6,503
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant , Expires 08/02/26, Strike
Price USD 11.50) ............ 938 13
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 840 8
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 2,348 2
New York Community Bancorp, Inc.,
(Acquired 03/11/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expires 03/11/31, Strike
Price USD 2.50)
(h)
........... 14 —
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 1,681 5
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 1,924 98
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21,
1 Share for 1 Warrant, Expires
06/15/27, Strike Price USD 11.50) 724 37
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/19/26 , Strike
Price USD 12.50)
(e)
.......... 2,205 —
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0)
(Issued/Exercisable 10/14/22,
1 Share for 1 Warrant, Expires
10/07/32, Strike Price USD 0.01)
(e)(h)
1,825 5,548

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Volato Group, Inc., (Acquired 12/03/23,
cost $2,017) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(e)(h)
................. 1,351 $ 149
22,628
Total Warrants — 0.0%
(Cost: $24,839) ................................ 33,230
Total Long-Term Investments — 91.9%
(Cost: $126,294,855) ............................. 138,638,971
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 1.0%
Brazil — 0.8%
Federative Republic of Brazil Treasury
Bills
(v)
11.83%, 04/01/24 ........... BRL 2 386,422
10.18%, 07/01/24 ........... 4 860,566
1,246,988
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills
(v)
34.58%, 09/17/24 ........... EGP 3,000 55,766
34.87%, 03/18/25 ........... 3,475 58,301
114,067
Mexico — 0.1%
United Mexican States Treasury Bills,
11.82%
,
10/03/24
(v)
.......... MXN 276 157,088
Total Foreign Government Obligations — 1.0%
(Cost: $1,470,505) .............................. 1,518,143
Shares
Shares
Money Market Funds — 8.1%
(s)(w)
BlackRock Cash Funds: Institutional,
SL Agency Shares, 5.50%
(x)
..... 1,903,600 1,904,552
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.19% ...... 10,326,299 10,326,299
Total Money Market Funds — 8.1%
(Cost: $12,230,851) .............................. 12,230,851
Total Short-Term Securities — 9.1%
(Cost: $13,701,356) .............................. 13,748,994
Security
Shares
Shares Value
Total Options Purchased — 0.5%
(Cost: $751,771 ) ................................ $ 672,889
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 101.5%
(Cost: $140,747,982) ............................. 153,060,854
Total Options Written — (0.2)%
(Premiums Received — $(363,241)) .................. (322,888)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities,
3.50%, 04/25/54
(u)
........... USD (838) (749,539)
Total TBA Sale Commitments — (0.5)%
(Proceeds: $(756,577)) ........................... (749,539)
Shares
Shares
Investments Sold Short
Common Stocks
United States — (0.1)%
Marriott International, Inc., Class A .. (282) (71,151)
Total Common Stocks — (0.1)%
(Proceeds: $(54,551)) ............................ (71,151)
Total Investments Sold Short — (0.1)%
(Proceeds: $(54,551) ) ............................ (71,151)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 100.7%
(Cost: $139,573,613) ............................. 151,917,276
Liabilities in Excess of Other Assets — (0.7)% ............ (1,084,037)
Net Assets — 100.0% .............................. $ 150,833,239
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,477,095, representing 2.31% of its net assets as of period end, and an original cost of $22,320,334.
(i)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)
All or a portion of the security is held by a wholly-owned subsidiary.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(k)
Investment does not issue shares.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Convertible security.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Zero-coupon bond.
(p)
Perpetual security with no stated maturity date.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Rounds to less than 1,000.
(s)
Affiliate of the Fund.
(t)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(u)
Represents or includes a TBA transaction.
(v)
Rates are discount rates or a range of discount rates as of period end.
(w)
Annualized 7-day yield as of period end.
(x)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Sh ares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,904,733
(a)
$ — $ (181) $ — $ 1,904,552 1,903,600 $ 2,730
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 11,764,105 — (1,437,806)
(a)
— — 10,326,299 10,326,299 153,118 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 3,262,819 — (3,262,427)
(a)
(440) 48 — — — —
iShares 0-5 Year TIPS Bond
ETF ................ 140,491 — — — 1,197 141,688 1,425 — —
iShares iBoxx $ Investment
Grade Corporate Bond ETF 96,496 — — — (1,518) 94,978 872 682 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 1,532,099 — (360,867) 4,029 (3,454) 1,171,807 13,068 9,840 —
iShares Latin America 40 ETF 85,669 — — — (1,828) 83,841 2,948 — —
iShares MSCI Brazil ETF ... 116,067 — — — (8,433) 107,634 3,320 — —
iShares MSCI Emerging
Markets ETF .......... 17,250 — — — 373 17,623 429 — —
iShares Russell Mid-Cap
Growth ETF .......... 39,381 — — — 3,650 43,031 377 45 —
$ 3,408 $ (9,965) $ 13,891,453 $ 166,415 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 6 04/25/24 $ 270 $ 1,232
Euro-Bobl ............................................................... 62 06/06/24 7,910 25,854
Euro-BTP ............................................................... 3 06/06/24 385 6,426
Euro-Bund .............................................................. 30 06/06/24 4,317 30,235
Euro-OAT ............................................................... 6 06/06/24 830 4,289
Euro-Schatz ............................................................. 9 06/06/24 1,026 (168)
SGX Nikkei 225 Index ....................................................... 14 06/13/24 3,734 45,657
Australia 10-Year Bond ...................................................... 26 06/17/24 1,975 6,944
U.S. Treasury Long Bond ..................................................... 9 06/18/24 1,084 22,792
U.S. Treasury Ultra Bond ..................................................... 5 06/18/24 645 5,800
EURO STOXX Banks Price Index ............................................... 15 06/21/24 110 8,401
MSCI Emerging Markets E-Mini Index ............................................ 3 06/21/24 157 (1,518)
Russell 2000 E-Mini Index .................................................... 2 06/21/24 215 5,429
S&P 500 E-Mini Index ....................................................... 12 06/21/24 3,185 4,089
Long Gilt ................................................................ 5 06/26/24 631 12,091
U.S. Treasury 5-Year Note .................................................... 211 06/28/24 22,580 17,924
195,477
Short Contracts
Euro-Buxl ............................................................... 1 06/06/24 147 (2,727)
Japan 10-Year Bond ........................................................ 2 06/13/24 1,927 (4,466)
SGX Nikkei 225 Index ....................................................... 3 06/13/24 400 (4,700)
U.S. Treasury 10-Year Note ................................................... 63 06/18/24 6,980 (7,208)
U.S. Treasury 10-Year Ultra Note ............................................... 135 06/18/24 15,472 (83,884)
EURO STOXX 50 Index ..................................................... 11 06/21/24 599 (13,383)
FTSE 100 Index ........................................................... 1 06/21/24 101 (2,617)
NASDAQ 100 E-Mini Index ................................................... 5 06/21/24 1,848 (25,747)
U.S. Treasury 2-Year Note .................................................... 159 06/28/24 32,513 29,921
(114,811)
$ 80,666
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 289,726 BRL 1,444,111 HSBC Bank plc 04/05/24 $ 1,883
USD 233,966 CNY 1,657,295 Citibank NA 04/29/24 5,549
CLP 2,574,842 USD 2,601 Citibank NA 05/16/24 24
CLP 18,882,178 USD 19,146 Credit Agricole Corporate & Investment Bank SA 05/16/24 101
EUR 120 HUF 47,624 Standard Chartered Bank 05/16/24 —
PEN 16,000 USD 4,297 Deutsche Bank AG 05/16/24 —
USD 1,338 AUD 2,033 JPMorgan Chase Bank NA 05/16/24 12
USD 183 AUD 277 State Street Bank and Trust Co. 05/16/24 2
USD 347,372 BRL 1,728,952 Goldman Sachs International 05/16/24 4,110
USD 22,521 CHF 20,000 Deutsche Bank AG 05/16/24 235
USD 231,832 CZK 5,395,248 BNP Paribas SA 05/16/24 1,831
USD 131,143 EUR 120,000 Deutsche Bank AG 05/16/24 1,452
USD 326,783 IDR 5,125,877,789 UBS AG 05/16/24 4,248
USD 42,492 PEN 157,000 BNP Paribas SA 05/16/24 324
USD 114,514 PEN 421,000 Citibank NA 05/16/24 1,438
USD 39,258 SEK 415,000 HSBC Bank plc 05/16/24 417
USD 26,000 TWD 824,070 JPMorgan Chase Bank NA 05/16/24 217
USD 29,447 ZAR 556,000 Bank of America NA 05/16/24 196
USD 279,895 ZAR 5,301,535 State Street Bank and Trust Co. 05/16/24 983
COP 392,555,000 USD 89,441 BNP Paribas SA 05/17/24 11,333
BRL 2,450,490 EUR 445,576 HSBC Bank plc 06/20/24 2,640

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 647,096 CHF 616,303 JPMorgan Chase Bank NA 06/20/24 $ 10,919
MXN 8,305,570 EUR 443,947 Toronto Dominion Bank 06/20/24 12,826
MXN 3,328,087 USD 195,626 Barclays Bank plc 06/20/24 2,055
USD 340,278 BRL 1,707,786 Goldman Sachs International 06/20/24 2,337
USD 437,088 GBP 344,413 Bank of America NA 06/20/24 2,204
USD 1,456,969 GBP 1,138,734 Barclays Bank plc 06/20/24 19,109
USD 1,326,729 HKD 10,351,803 HSBC Bank plc 06/20/24 1,095
USD 2,992 IDR 46,624,717 BNP Paribas SA 06/20/24 61
USD 28,522 INR 2,368,662 Morgan Stanley & Co. International plc 06/20/24 186
USD 586,682 NOK 6,155,353 HSBC Bank plc 06/20/24 18,628
ZAR 6,216,588 EUR 301,011 Toronto Dominion Bank 06/20/24 266
COP 272,186,711 USD 63,905 Barclays Bank plc 08/15/24 4,986
COP 699,908,687 USD 161,862 BNP Paribas SA 08/15/24 15,287
COP 1,011,749,000 USD 243,217 BNP Paribas SA 10/23/24 10,233
COP 509,007,000 USD 122,711 HSBC Bank plc 02/24/25 2,692
139,879
BRL 1,444,111 USD 289,872 HSBC Bank plc 04/02/24 (1,937)
BRL 400,000 USD 80,193 UBS AG 04/02/24 (438)
USD 354,362 BRL 1,844,111 JPMorgan Chase Bank NA 04/02/24 (13,330)
USD 317,716 COP 1,248,037,957 Citibank NA 04/19/24 (4,185)
USD 100,831 COP 392,555,000 BNP Paribas SA 04/22/24 (370)
USD 305,621 COP 1,197,943,398 Citibank NA 04/22/24 (3,210)
AUD 60,000 USD 39,531 Goldman Sachs International 05/16/24 (382)
CLP 18,971,000 USD 19,491 Standard Chartered Bank 05/16/24 (153)
EUR 47,000 GBP 40,295 HSBC Bank plc 05/16/24 (76)
EUR 880 HUF 349,286 Canadian Imperial Bank of Commerce 05/16/24 (3)
EUR 36,000 USD 39,049 Barclays Bank plc 05/16/24 (142)
GBP 31,000 USD 39,185 Morgan Stanley & Co. International plc 05/16/24 (49)
HUF 4,416,581 USD 12,164 Deutsche Bank AG 05/16/24 (99)
HUF 32,388,264 USD 89,130 Goldman Sachs International 05/16/24 (651)
INR 6,942,320 USD 83,654 BNP Paribas SA 05/16/24 (505)
INR 946,680 USD 11,403 Citibank NA 05/16/24 (63)
JPY 3,888,614 USD 26,000 Bank of New York Mellon 05/16/24 (134)
JPY 2,990,000 USD 19,957 Barclays Bank plc 05/16/24 (68)
KRW 23,842,677 USD 17,987 Barclays Bank plc 05/16/24 (276)
KRW 174,846,297 USD 131,880 Citibank NA 05/16/24 (2,001)
MYR 724,982 USD 154,003 Barclays Bank plc 05/16/24 (1,815)
NOK 64,566 EUR 5,640 JPMorgan Chase Bank NA 05/16/24 (142)
NOK 473,650 EUR 41,360 State Street Bank and Trust Co. 05/16/24 (1,024)
PLN 64,184 USD 16,256 Deutsche Bank AG 05/16/24 (194)
PLN 470,680 USD 119,054 State Street Bank and Trust Co. 05/16/24 (1,265)
RON 27,600 USD 6,043 Barclays Bank plc 05/16/24 (56)
RON 202,400 USD 44,305 Goldman Sachs International 05/16/24 (401)
THB 782,078 USD 22,053 Barclays Bank plc 05/16/24 (540)
THB 5,735,241 USD 161,716 HSBC Bank plc 05/16/24 (3,954)
USD 50,162 COP 198,984,474 BNP Paribas SA 05/16/24 (929)
USD 68,535 COP 269,122,983 JPMorgan Chase Bank NA 05/16/24 (565)
USD 367,932 COP 1,459,219,477 Morgan Stanley & Co. International plc 05/16/24 (6,739)
USD 88,946 MXN 1,518,552 State Street Bank and Trust Co. 05/16/24 (1,756)
USD 5,352 PEN 20,000 Goldman Sachs International 05/16/24 (20)
ZAR 1,477,415 USD 77,862 Morgan Stanley & Co. International plc 05/16/24 (135)
AUD 200,000 USD 132,361 Bank of New York Mellon 06/20/24 (1,738)
AUD 3,476,183 USD 2,300,847 BNP Paribas SA 06/20/24 (30,505)
CAD 1,333,085 USD 989,264 BNP Paribas SA 06/20/24 (3,976)
CAD 1,031,728 USD 765,474 State Street Bank and Trust Co. 06/20/24 (2,920)
CHF 1,478,689 USD 1,702,470 BNP Paribas SA 06/20/24 (48,244)
CNY 8,469,226 USD 1,186,831 JPMorgan Chase Bank NA 06/20/24 (16,328)
DKK 3,705,590 USD 545,687 HSBC Bank plc 06/20/24 (7,535)
EUR 1,012,579 USD 1,110,555 Citibank NA 06/20/24 (14,590)
EUR 2,541,959 USD 2,786,782 UBS AG 06/20/24 (35,493)
GBP 237,047 EUR 276,600 JPMorgan Chase Bank NA 06/20/24 (63)
GBP 591,241 USD 756,253 UBS AG 06/20/24 (9,703)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
HUF 54,365,616 USD 148,884 HSBC Bank plc 06/20/24 $ (615)
JPY 140,504,813 EUR 880,479 UBS AG 06/20/24 (13,362)
JPY 42,895,947 USD 288,955 Goldman Sachs International 06/20/24 (2,089)
JPY 683,375,295 USD 4,697,997 JPMorgan Chase Bank NA 06/20/24 (127,933)
JPY 16,916,793 USD 116,262 UBS AG 06/20/24 (3,131)
KRW 707,340,902 USD 540,339 BNP Paribas SA 06/20/24 (13,971)
NOK 7,184,829 CHF 594,549 Morgan Stanley & Co. International plc 06/20/24 (2,068)
NZD 123,715 USD 76,097 Morgan Stanley & Co. International plc 06/20/24 (2,180)
PLN 932,408 USD 237,796 HSBC Bank plc 06/20/24 (4,560)
SEK 4,951,846 USD 485,715 Morgan Stanley & Co. International plc 06/20/24 (21,564)
SGD 367,019 USD 276,743 BNP Paribas SA 06/20/24 (3,937)
THB 4,980,979 EUR 127,819 Citibank NA 06/20/24 (926)
TWD 15,635,470 USD 499,807 BNP Paribas SA 06/20/24 (9,373)
ZAR 5,719,145 USD 304,333 BNP Paribas SA 06/20/24 (4,359)
TRY 606,214 USD 15,141 Barclays Bank plc 12/04/24 (976)
TRY 1,407,786 USD 36,204 Goldman Sachs International 12/04/24 (3,309)
TRY 868,000 USD 20,293 BNP Paribas SA 12/06/24 (55)
(433,110)
$ (293,231)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Up and Out Bank of America NA 05/01/24 JPY 152.50 JPY 156.50 USD 321 $ 601
Put
EUR Currency ............... One-Touch Bank of America NA 04/12/24 USD 1.06 USD 1.06 EUR 32 1,798
$ 2,399
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 62 04/05/24 USD 527.00 USD 3,243 $ 8,618
SPDR S&P 500 ETF Trust ...................... 76 04/05/24 USD 530.00 USD 3,975 4,521
SPDR S&P 500 ETF Trust ...................... 77 04/05/24 USD 529.00 USD 4,028 6,237
SPDR S&P 500 ETF Trust ...................... 62 04/12/24 USD 528.00 USD 3,243 15,779
CBOE Volatility Index ......................... 10 04/17/24 USD 18.00 USD 13 300
CBOE Volatility Index ......................... 18 04/17/24 USD 20.00 USD 23 405
Adobe, Inc. ................................ 4 04/19/24 USD 590.00 USD 202 116
Amazon.com, Inc. ........................... 23 04/19/24 USD 180.00 USD 415 9,947
Amazon.com, Inc. ........................... 26 04/19/24 USD 185.00 USD 469 5,654
AstraZeneca plc ............................ 23 04/19/24 USD 67.50 USD 156 3,381
Bayerische Motoren Werke AG .................. 21 04/19/24 EUR 110.00 EUR 225 2,537
Costco Wholesale Corp. ....................... 2 04/19/24 USD 735.00 USD 147 2,140
Deckers Outdoor Corp. ........................ 1 04/19/24 USD 900.00 USD 94 5,260
Deckers Outdoor Corp. ........................ 2 04/19/24 USD 960.00 USD 188 3,220
Delta Air Lines, Inc. .......................... 48 04/19/24 USD 45.00 USD 230 16,800
Exxon Mobil Corp. ........................... 31 04/19/24 USD 105.00 USD 360 35,263
iShares China Large-Cap ETF ................... 128 04/19/24 USD 26.00 USD 308 1,088
Las Vegas Sands Corp. ....................... 21 04/19/24 USD 57.50 USD 109 315
Mercedes-Benz Group AG ..................... 32 04/19/24 EUR 75.00 EUR 236 2,520
Merck & Co., Inc. ............................ 19 04/19/24 USD 125.00 USD 251 14,250
Merck & Co., Inc. ............................ 28 04/19/24 USD 130.00 USD 369 9,450
Meta Platforms, Inc. .......................... 5 04/19/24 USD 495.00 USD 243 4,650

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Micron Technology, Inc. ....................... 7 04/19/24 USD 95.00 USD 83 $ 16,188
Microsoft Corp. ............................. 4 04/19/24 USD 425.00 USD 168 2,170
Microsoft Corp. ............................. 7 04/19/24 USD 440.00 USD 295 1,019
Norfolk Southern Corp. ........................ 6 04/19/24 USD 270.00 USD 153 540
Novo Nordisk A/S ........................... 15 04/19/24 USD 140.00 USD 193 623
NVIDIA Corp. .............................. 5 04/19/24 USD 820.00 USD 452 47,125
NVIDIA Corp. .............................. 7 04/19/24 USD 840.00 USD 632 54,915
NVIDIA Corp. .............................. 7 04/19/24 USD 900.00 USD 632 28,753
Paramount Global ........................... 10 04/19/24 USD 15.00 USD 12 90
PNC Financial Services Group, Inc. (The) ........... 16 04/19/24 USD 160.00 USD 259 7,840
Sabre Corp. ............................... 7 04/19/24 USD 4.00 USD 2 21
Salesforce, Inc. ............................. 5 04/19/24 USD 330.00 USD 151 285
Salesforce, Inc. ............................. 6 04/19/24 USD 320.00 USD 181 858
Uber Technologies, Inc. ....................... 46 04/19/24 USD 80.00 USD 354 6,003
VanEck Semiconductor ETF .................... 11 04/19/24 USD 220.00 USD 247 10,093
Wells Fargo & Co. ........................... 132 04/19/24 USD 60.00 USD 765 9,834
Wynn Resorts Ltd. ........................... 8 04/19/24 USD 110.00 USD 82 376
Adobe, Inc. ................................ 2 05/17/24 USD 600.00 USD 101 237
Adobe, Inc. ................................ 2 05/17/24 USD 540.00 USD 101 1,695
Advanced Micro Devices, Inc. ................... 7 05/17/24 USD 200.00 USD 126 4,813
Amazon.com, Inc. ........................... 23 05/17/24 USD 190.00 USD 415 12,305
Bank of America Corp. ........................ 48 05/17/24 USD 39.00 USD 182 4,368
Caterpillar, Inc. ............................. 10 05/17/24 USD 380.00 USD 366 9,275
CF Industries Holdings, Inc. ..................... 15 05/17/24 USD 92.50 USD 125 1,163
Chevron Corp. ............................. 10 05/17/24 USD 165.00 USD 158 1,865
ConocoPhillips ............................. 11 05/17/24 USD 130.00 USD 140 3,410
Costco Wholesale Corp. ....................... 2 05/17/24 USD 825.00 USD 147 227
Danaher Corp. ............................. 4 05/17/24 USD 270.00 USD 100 900
Dexcom, Inc. .............................. 8 05/17/24 USD 120.00 USD 111 16,200
DR Horton, Inc. ............................. 5 05/17/24 USD 155.00 USD 82 6,925
DR Horton, Inc. ............................. 10 05/17/24 USD 165.00 USD 165 7,900
Edwards Lifesciences Corp. .................... 11 05/17/24 USD 100.00 USD 105 2,915
Eli Lilly & Co. .............................. 1 05/17/24 USD 820.00 USD 78 2,258
Eli Lilly & Co. .............................. 2 05/17/24 USD 760.00 USD 156 9,915
Freeport-McMoRan, Inc. ....................... 30 05/17/24 USD 48.00 USD 141 9,570
Oracle Corp. ............................... 11 05/17/24 USD 135.00 USD 138 1,061
Paramount Global ........................... 6 05/17/24 USD 16.00 USD 7 87
Salesforce, Inc. ............................. 6 05/17/24 USD 330.00 USD 181 1,566
Shell plc .................................. 4 05/17/24 GBP 26.25 GBP 105 3,938
Walt Disney Co. (The) ........................ 78 05/17/24 USD 130.00 USD 954 21,839
SGX Nikkei 225 Index ........................ 2 06/14/24 JPY 41,500.00 JPY 80,336 10,173
Crowdstrike Holdings, Inc. ...................... 3 06/21/24 USD 360.00 USD 96 4,508
Edwards Lifesciences Corp. .................... 11 06/21/24 USD 100.00 USD 105 4,125
JPMorgan Chase & Co. ....................... 83 06/21/24 USD 210.00 USD 1,662 32,369
Lam Research Corp. ......................... 1 06/21/24 USD 1,060.00 USD 97 3,853
Meta Platforms, Inc. .......................... 5 06/21/24 USD 500.00 USD 243 16,088
Novo Nordisk A/S ........................... 16 06/21/24 USD 130.00 USD 205 12,280
Walmart, Inc. .............................. 21 06/21/24 USD 65.00 USD 126 1,081
Sabre Corp. ............................... 11 07/19/24 USD 3.50 USD 3 149
Sabre Corp. ............................... 13 07/19/24 USD 4.50 USD 3 78
Apple, Inc. ................................ 38 08/16/24 USD 220.00 USD 652 2,299
550,619
Put
Alphabet, Inc. .............................. 18 04/19/24 USD 130.00 USD 274 180
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 7 04/19/24 USD 87.00 USD 63 53
iShares Russell 2000 ETF ...................... 4 04/19/24 USD 198.00 USD 84 212
iShares Russell 2000 ETF ...................... 5 04/19/24 USD 202.00 USD 105 463
SPDR S&P 500 ETF Trust ...................... 113 04/19/24 USD 485.00 USD 5,911 4,238
Tesla, Inc. ................................. 16 04/19/24 USD 170.00 USD 281 10,600
3-mo. SOFR Interest Futures .................... 145 05/10/24 USD 94.75 USD 36,250 5,438
Abbott Laboratories .......................... 13 05/17/24 USD 105.00 USD 148 1,125
DAX Index ................................ 16 05/17/24 EUR 17,300.00 EUR 1,479 4,445

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares Russell 2000 ETF ...................... 7 05/17/24 USD 165.00 USD 147 $ 123
Tesla, Inc. ................................. 6 05/17/24 USD 190.00 USD 105 12,810
iShares iBoxx $ High Yield Corporate Bond ETF ....... 20 06/21/24 USD 76.00 USD 155 5,370
45,057
$ 595,676
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 04/30/24 ZAR 19.30 USD 39 $ 363
USD Currency ........................... HSBC Bank plc 08/21/24 CNH 8.50 USD 3,847 317
680
Put
USD Currency ........................... Goldman Sachs International 04/18/24 BRL 4.95 USD 59 135
EUR Currency ........................... BNP Paribas SA 05/02/24 USD 1.08 EUR 780 4,162
EUR Currency ........................... Deutsche Bank AG 05/09/24 MXN 18.30 EUR 313 5,942
EUR Currency ........................... Bank of America NA 05/30/24 USD 1.08 EUR 656 4,095
USD Currency ........................... Goldman Sachs International 12/06/24 TRY 42.50 USD 39 2,074
16,408
$ 17,088
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDJPY > 154.25 and 10-Year
JPY TONAR > 1.25 ................... Bank of America NA 21,400 04/08/24 USD 3,301 $ —
Payout at expiry if USDJPY > 154.25 and 10-Year
JPY TONAR > 1.27 ................... Bank of America NA 21,400 05/08/24 USD 3,301 115
$ 115
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00%
iTraxx Europe Main
Index Series 40.V1 Quarterly Deutsche Bank AG 06/19/24 EUR 67.50 EUR 450 $ 301
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
Goldman Sachs
International 05/15/24 USD 104.50 USD 120 162
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly BNP Paribas SA 04/17/24 USD 105.00 USD 150 56
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
Goldman Sachs
International 04/17/24 USD 105.00 USD 120 45

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 04/17/24 EUR 337.50 EUR 135 $ 141
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Goldman Sachs
International 05/15/24 EUR 350.00 EUR 135 396
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 05/15/24 EUR 350.00 EUR 165 483
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly Deutsche Bank AG 06/19/24 EUR 400.00 EUR 150 513
$ 2,097
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.67% Semi-Annual Citibank NA 05/28/24 3 .67 % USD 972 $ 6,296
1Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.65% Annual
Goldman Sachs
International 05/28/24 3 .65 USD 2,318 5,684
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.85% Annual
JPMorgan Chase
Bank NA 05/28/24 2 .85 EUR 1,861 2,016
1Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.60% Annual
Goldman Sachs
International 05/29/24 3 .60 USD 2,318 5,010
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.85% Annual
Goldman Sachs
International 06/03/24 2 .85 EUR 1,869 2,409
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 10/24/24 4 .00 USD 2,972 16,312
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Annual
Goldman Sachs
International 01/23/25 3 .00 USD 1,947 16,719
54,446
Put
2-Year Interest Rate Swap
(a)
. 1.00% Annual 1-day TONAR Annual Deutsche Bank AG 11/18/24 1 .00 JPY 381,215 1,068
$ 55,514
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ....................... 62 04/05/24 USD 535.00 USD 3,243 $ (589)
SPDR S&P 500 ETF Trust ....................... 77 04/05/24 USD 536.00 USD 4,028 (501)
SPDR S&P 500 ETF Trust ....................... 62 04/12/24 USD 538.00 USD 3,243 (2,294)
CBOE Volatility Index .......................... 28 04/17/24 USD 35.00 USD 36 (252)
Advanced Micro Devices, Inc. .................... 8 04/19/24 USD 250.00 USD 144 (60)
Eli Lilly & Co. ............................... 1 04/19/24 USD 700.00 USD 78 (8,249)
Exxon Mobil Corp. ............................ 31 04/19/24 USD 115.00 USD 360 (8,602)
iShares China Large-Cap ETF .................... 128 04/19/24 USD 28.00 USD 308 (256)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Merck & Co., Inc. ............................. 28 04/19/24 USD 135.00 USD 369 $ (2,436)
Micron Technology, Inc. ........................ 15 04/19/24 USD 105.00 USD 177 (20,062)
NVIDIA Corp. ............................... 6 04/19/24 USD 850.00 USD 542 (42,734)
NVIDIA Corp. ............................... 7 04/19/24 USD 1,050.00 USD 632 (3,833)
NVIDIA Corp. ............................... 9 04/19/24 USD 980.00 USD 813 (12,869)
Uber Technologies, Inc. ........................ 46 04/19/24 USD 95.00 USD 354 (207)
Caterpillar, Inc. .............................. 10 05/17/24 USD 410.00 USD 366 (2,484)
CF Industries Holdings, Inc. ...................... 15 05/17/24 USD 100.00 USD 125 (300)
Dexcom, Inc. ............................... 8 05/17/24 USD 135.00 USD 111 (8,520)
Eli Lilly & Co. ............................... 2 05/17/24 USD 840.00 USD 156 (3,374)
Freeport-McMoRan, Inc. ........................ 30 05/17/24 USD 55.00 USD 141 (1,620)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 198 05/17/24 USD 79.00 USD 1,539 (1,980)
NVIDIA Corp. ............................... 5 05/17/24 USD 1,100.00 USD 452 (6,475)
Valero Energy Corp. ........................... 5 05/17/24 USD 185.00 USD 85 (1,335)
SGX Nikkei 225 Index ......................... 2 06/14/24 JPY 44,000.00 JPY 80,336 (2,841)
JPMorgan Chase & Co. ........................ 83 06/21/24 USD 230.00 USD 1,662 (5,603)
(137,476)
Put
Adobe, Inc. ................................. 4 04/19/24 USD 500.00 USD 202 (3,690)
Bayerische Motoren Werke AG ................... 21 04/19/24 EUR 100.00 EUR 225 (544)
Deckers Outdoor Corp. ......................... 1 04/19/24 USD 800.00 USD 94 (118)
Deckers Outdoor Corp. ......................... 2 04/19/24 USD 850.00 USD 188 (510)
Exxon Mobil Corp. ............................ 31 04/19/24 USD 95.00 USD 360 (47)
iShares Russell 2000 ETF ....................... 4 04/19/24 USD 180.00 USD 84 (42)
iShares Russell 2000 ETF ....................... 5 04/19/24 USD 187.00 USD 105 (88)
Las Vegas Sands Corp. ........................ 21 04/19/24 USD 50.00 USD 109 (1,701)
Mercedes-Benz Group AG ...................... 8 04/19/24 EUR 65.00 EUR 59 (47)
Norfolk Southern Corp. ......................... 6 04/19/24 USD 240.00 USD 153 (735)
PNC Financial Services Group, Inc. (The) ............ 16 04/19/24 USD 130.00 USD 259 (160)
Salesforce, Inc. .............................. 5 04/19/24 USD 290.00 USD 151 (1,235)
SPDR S&P 500 ETF Trust ....................... 113 04/19/24 USD 475.00 USD 5,911 (3,221)
Tesla, Inc. .................................. 16 04/19/24 USD 145.00 USD 281 (1,704)
Wells Fargo & Co. ............................ 26 04/19/24 USD 55.00 USD 151 (1,209)
Wynn Resorts Ltd. ............................ 8 04/19/24 USD 95.00 USD 82 (380)
Adobe, Inc. ................................. 2 05/17/24 USD 520.00 USD 101 (5,325)
Adobe, Inc. ................................. 2 05/17/24 USD 450.00 USD 101 (617)
Advanced Micro Devices, Inc. .................... 7 05/17/24 USD 170.00 USD 126 (5,408)
Amazon.com, Inc. ............................ 18 05/17/24 USD 150.00 USD 325 (1,629)
Bank of America Corp. ......................... 48 05/17/24 USD 34.00 USD 182 (912)
Caterpillar, Inc. .............................. 10 05/17/24 USD 310.00 USD 366 (1,295)
Costco Wholesale Corp. ........................ 2 05/17/24 USD 725.00 USD 147 (2,650)
Danaher Corp. .............................. 9 05/17/24 USD 230.00 USD 225 (2,025)
DAX Index ................................. 16 05/17/24 EUR 16,300.00 EUR 1,479 (2,058)
DR Horton, Inc. .............................. 5 05/17/24 USD 125.00 USD 82 (175)
DR Horton, Inc. .............................. 10 05/17/24 USD 135.00 USD 165 (450)
Edwards Lifesciences Corp. ..................... 6 05/17/24 USD 80.00 USD 57 (195)
Eli Lilly & Co. ............................... 1 05/17/24 USD 720.00 USD 78 (1,428)
Freeport-McMoRan, Inc. ........................ 15 05/17/24 USD 40.00 USD 71 (518)
Oracle Corp. ................................ 7 05/17/24 USD 115.00 USD 88 (469)
Salesforce, Inc. .............................. 6 05/17/24 USD 270.00 USD 181 (1,020)
Walt Disney Co. (The) ......................... 39 05/17/24 USD 110.00 USD 477 (4,641)
SGX Nikkei 225 Index ......................... 2 06/14/24 JPY 37,000.00 JPY 80,336 (5,417)
Crowdstrike Holdings, Inc. ....................... 3 06/21/24 USD 290.00 USD 96 (3,855)
Edwards Lifesciences Corp. ..................... 11 06/21/24 USD 80.00 USD 105 (715)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 40 06/21/24 USD 74.00 USD 311 (700)
Lam Research Corp. .......................... 1 06/21/24 USD 820.00 USD 97 (1,423)
Meta Platforms, Inc. ........................... 5 06/21/24 USD 370.00 USD 243 (1,875)
Walmart, Inc. ............................... 21 06/21/24 USD 55.00 USD 126 (851)
(61,082)
$ (198,558)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Bank of America NA 04/30/24 ZAR 19.75 USD 59 $ (225)
EUR Currency ............................. Bank of America NA 05/30/24 USD 1.11 EUR 656 (1,379)
–
(1,604)
–
Put
EUR Currency ............................. BNP Paribas SA 05/02/24 USD 1.06 EUR 780 (558)
EUR Currency ............................. HSBC Bank plc 05/09/24 MXN 18.30 EUR 313 (6,695)
EUR Currency ............................. Bank of America NA 05/30/24 USD 1.05 EUR 656 (845)
USD Currency ............................. Goldman Sachs International 12/06/24 TRY 40.50 USD 59 (1,762)
–
(9,860)
–
$ (11,464)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 04/17/24 BB- EUR 400.00 EUR 135 $ (56)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5 .00 Quarterly
Goldman Sachs
International 05/15/24 BB- EUR 450.00 EUR 135 (125)
$ (181)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 2.30% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 05/28/24 2 .30 % EUR 1,861 $ (148)
1Yx2Y Interest Rate Swap
(a)
. 3.40% Annual 1-day SOFR Annual
Goldman Sachs
International 05/28/24 3 .40 USD 2,318 (2,758)
1Yx2Y Interest Rate Swap
(a)
. 3.25% Annual 1-day SOFR Annual
Goldman Sachs
International 05/29/24 3 .25 USD 2,318 (1,784)
2-Year Interest Rate Swap
(a)
. 2.30% Annual 6-mo. EURIBOR Semi-Annual
Goldman Sachs
International 06/03/24 2 .30 EUR 1,869 (210)
2-Year Interest Rate Swap
(a)
. 3.30% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/24/24 3 .30 USD 2,972 (5,828)
10-Year Interest Rate Swap
(a)
2.25% Annual 1-day SOFR Annual
Goldman Sachs
International 01/23/25 2 .25 USD 1,947 (3,852)
(14,580)
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Citibank NA 04/04/24 4 .00 USD 1,641 (2,980)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.40% Annual Citibank NA 04/04/24 4 .40 USD 3,391 (8,783)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Annual
Goldman Sachs
International 04/05/24 4 .05 USD 1,241 (1,432)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.45% Annual
Goldman Sachs
International 04/05/24 4 .45 % USD 1,241 $ (2,330)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 04/16/24 4 .00 USD 1,948 (6,064)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Annual Deutsche Bank AG 04/16/24 4 .05 USD 1,948 (16,660)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 04/22/24 4 .00 USD 970 (3,447)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual Deutsche Bank AG 04/22/24 4 .30 USD 2,328 (9,751)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.90% Annual
JPMorgan Chase
Bank NA 04/26/24 2 .90 EUR 1,358 (659)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 05/02/24 4 .00 USD 1,931 (7,977)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual
Goldman Sachs
International 05/06/24 4 .50 USD 1,923 (3,629)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.75% Annual Deutsche Bank AG 05/22/24 4 .75 USD 3,944 (2,489)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.50% Annual
JPMorgan Chase
Bank NA 05/28/24 3 .50 EUR 1,861 (221)
1Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 4.15% Annual
Goldman Sachs
International 05/28/24 4 .15 USD 2,318 (2,044)
1Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Annual
Goldman Sachs
International 05/29/24 4 .10 USD 2,318 (2,539)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.50% Annual
Goldman Sachs
International 06/03/24 3 .50 EUR 1,869 (268)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.87% Annual
Goldman Sachs
International 06/07/24 2 .87 EUR 985 (1,840)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.17% Annual Citibank NA 07/18/24 4 .17 USD 1,354 (6,483)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.37% Annual Deutsche Bank AG 07/18/24 4 .37 USD 3,797 (13,434)
2-Year Interest Rate Swap
(a)
. 1-day TONAR Annual 1.50% Annual Deutsche Bank AG 11/18/24 1 .50 JPY 381,215 (351)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Semi-Annual
JPMorgan Chase
Bank NA 11/21/24 5 .00 USD 3,827 (4,724)
(98,105)
$ (112,685)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 90 $ (7,397) $ (7,076) $ (321)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 49 (1,069) (52) (1,017)
iTraxx Europe Crossover Index Series 40.V1 . 5 .00 Quarterly 12/20/28 EUR 534 (44,768) (41,237) (3,531)
iTraxx Europe Main Index Series 40.V1 ..... 1 .00 Quarterly 12/20/28 EUR 16 (376) (320) (56)
$ (53,610) $ (48,685) $ (4,925)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 38.V2 .. 5 .00 % Quarterly 12/20/27 B+ EUR 328 $ 33,836 $ (8,264) $ 42,100
Markit CDX North American
High Yield Index Series
39.V3 ........... 5 .00 Quarterly 12/20/27 B+ USD 151 11,301 6 11,295

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

Centrally Cleared Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 % Quarterly 12/20/28 B+ USD 212 $ 15,891 $ 6,080 $ 9,811
$ 61,028 $ (2,178) $ 63,206
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SONIA At Termination 3.22% At Termination N/A 04/03/24 GBP 7,439 $ (175,954) $ — $ (175,954)
2.47% At Termination 1-day SONIA At Termination N/A 04/03/24 GBP 3,719 123,252 — 123,252
6-mo. EURIBOR Semi-Annual 1.75% At Termination N/A 05/04/24 EUR 10,529 (33,810) — (33,810)
1.00% At Termination 6-mo. EURIBOR Semi-Annual N/A 05/04/24 EUR 5,265 59,558 — 59,558
1-day SONIA At Termination 4.26% At Termination N/A 09/06/24 GBP 1,943 (24,225) — (24,225)
1-day SOFR At Termination 5.45% At Termination N/A 10/02/24 USD 24,066 14,327 479 13,848
10.94% Monthly 28-day MXIBTIIE Monthly N/A 12/04/24 MXN 7,365 (32) — (32)
10.76% Monthly 28-day MXIBTIIE Monthly N/A 01/23/25 MXN 7,396 314 — 314
28-day MXIBTIIE Monthly 9.79% Monthly N/A 02/04/25 MXN 10,972 (6,155) — (6,155)
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 10,972 (6,067) — (6,067)
3-mo. WIBOR Quarterly 5.68% Annual N/A 03/20/25 PLN 2,197 (1,020) — (1,020)
4.68% Annual 3-mo. PRIBOR Quarterly N/A 03/20/25 CZK 6,000 (206) — (206)
28-day MXIBTIIE Monthly 10.84% Monthly N/A 09/25/25 MXN 4,900 2,607 — 2,607
1-day SOFR Annual 5.00% Annual N/A 10/02/25 USD 8,856 9,770 1,079 8,691
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 221,465 169 — 169
4.10% Annual 6-mo. PRIBOR Semi-Annual N/A 03/20/26 CZK 3,226 (132) — (132)
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 6,335 (34) — (34)
28-day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 4,339 (17,085) — (17,085)
28-day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 5,959 (24,930) — (24,930)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 4,857 (20,618) — (20,618)
28-day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 2,947 (12,411) — (12,411)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 4,376 (18,460) — (18,460)
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 245,230 225 — 225
1-day SOFR Annual 4.69% Annual N/A 10/02/26 USD 1,372 4,725 258 4,467
1-day SOFR At Termination 4.17% At Termination 10/23/25
(a)
10/23/26 USD 1,474 5,838 — 5,838
1-day SOFR At Termination 4.21% At Termination 10/27/25
(a)
10/27/26 USD 2,945 12,902 — 12,902
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 742 (5,259) — (5,259)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 90,759 (1,757) — (1,757)
1-day SOFR Annual 3.30% Annual 10/23/25
(a)
10/23/27 USD 538 (3,355) — (3,355)
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 767 7,550 — 7,550
1-day SOFR Annual 3.92% Annual 11/03/25
(a)
11/03/27 USD 363 1,812 — 1,812
1-day SOFR Annual 3.95% Annual 11/03/25
(a)
11/03/27 USD 363 2,006 — 2,006
1-day SOFR Annual 3.99% Annual 11/03/25
(a)
11/03/27 USD 726 4,464 — 4,464
1-day SOFR Annual 4.00% Annual 11/03/25
(a)
11/03/27 USD 1,475 9,412 (1,844) 11,256
1-day SOFR Annual 3.86% Annual 11/10/25
(a)
11/10/27 USD 1,524 6,133 — 6,133
1-day SOFR Annual 3.48% Annual 01/23/26
(a)
01/23/28 USD 2,092 (4,621) — (4,621)
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 1,832 12,662 — 12,662
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 1,832 5,143 — 5,143
1-day SOFR Annual 3.87% Annual 02/05/26
(a)
02/05/28 USD 1,845 8,768 — 8,768
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 1,845 10,821 — 10,821
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 6,479 (13,056) — (13,056)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 490 20,577 — 20,577
28-day MXIBTIIE Monthly 9.13% Monthly N/A 08/15/28 MXN 7,754 3,000 — 3,000
1-day SOFR Annual 4.42% Annual N/A 10/02/28 USD 2,192 24,042 450 23,592

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.40% Annual N/A 10/31/28 USD 1,005 $ 11,430 $ — $ 11,430
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 463 4,084 — 4,084
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 464 4,234 — 4,234
1-day SOFR Annual 3.25% Annual 12/15/26
(a)
12/15/28 USD 1,637 (8,365) — (8,365)
28-day MXIBTIIE Monthly 8.67% Monthly N/A 01/18/29 MXN 3,301 (1,662) — (1,662)
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 1,180 17,705 — 17,705
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 25,946 (1,122) — (1,122)
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 31,712 (765) — (765)
1-day SOFR Annual 3.79% Annual N/A 03/29/29 USD 2,691 (23,578) — (23,578)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 762 143,871 — 143,871
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 576 1,407 — 1,407
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 1,045 (19,624) — (19,624)
28-day MXIBTIIE Monthly 8.17% Monthly N/A 06/10/33 MXN 7,419 (17,568) — (17,568)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 2,161 1,509 — 1,509
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 1,080 758 — 758
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 1,080 836 — 836
1-day SOFR Annual 4.31% Annual N/A 09/29/33 USD 9,964 312,572 666 311,906
4.40% Annual 1-day SOFR Annual N/A 11/01/33 USD 853 (34,289) — (34,289)
1-day SOFR Annual 4.00% Annual N/A 01/12/34 USD 739 7,424 — 7,424
1-day SOFR Annual 4.00% Annual N/A 01/17/34 USD 213 2,192 — 2,192
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 16,693 (943) — (943)
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 16,693 (797) — (797)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 374 5,777 — 5,777
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 118 (6,348) 76 (6,424)
4.03% Annual 1-day SOFR Annual N/A 09/29/53 USD 3,470 (222,029) 972 (223,001)
1-day SOFR Annual 4.00% Annual N/A 11/03/53 USD 397 24,360 — 24,360
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 397 975 — 975
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 22,475 (360) — (360)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 22,475 (318) — (318)
$ 182,256 $ 2,136 $ 180,120
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 110 $ 1,450 $ — $ 1,450
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1 .00 % Quarterly Barclays Bank plc 06/20/24 USD 5 $ 7 $ 74 $ (67)
Staples, Inc. ............. 5 .00 Quarterly Barclays Bank plc 06/20/24 USD 5 (38) 64 (102)
American Airlines Group, Inc. .. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 5 (161) (42) (119)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 06/20/25 USD 10 110 1,069 (959)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 5 55 638 (583)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 10 (235) 127 (362)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
General Electric Co. ........ 1 .00 % Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 7 $ (176) $ 102 $ (278)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 7 (176) 102 (278)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 10 (164) 103 (267)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 10 1,197 1,989 (792)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 10 1,197 1,935 (738)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 10 398 872 (474)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 3 116 116 –
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 3 125 125 –
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 15 536 562 (26)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 30 (555) 583 (1,138)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 40 (860) 1,164 (2,024)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 100 (53) (463) 410
Paramount Global ......... 1 .00 Quarterly Goldman Sachs International 12/20/28 USD 10 521 459 62
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 3 130 170 (40)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 3 130 175 (45)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 5 365 573 (208)
Republic of Panama ........ 1 .00 Quarterly Bank of America NA 06/20/29 USD 25 950 986 (36)
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 06/20/29 USD 45 (295) (340) 45
$ – $ – $ –
$ 3,124 $ 11,143 $ (8,019)
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.18% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 3,325 $ 20,562 $ — $ 20,562
1-day
BZDIOVER At Termination 13.21% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 3,323 20,947 — 20,947
1-day
BZDIOVER At Termination 9.40% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 2,166 (33,717) — (33,717)
1-day
BZDIOVER At Termination 9.43% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 2,362 (36,226) — (36,226)
1-day
BZDIOVER At Termination 13.25% At Termination Citibank NA N/A 01/02/25 BRL 1,748 11,297 — 11,297
10.30% At Termination 1-day IBR At Termination Citibank NA N/A 01/29/25 COP 618,716 431 — 431
10.18% At Termination 1-day IBR At Termination Citibank NA N/A 06/20/25 COP 471,381 72 — 72
1-day
BZDIOVER At Termination 11.81% At Termination
JPMorgan Chase Bank
NA N/A 01/02/26 BRL 157 863 — 863
1-day
BZDIOVER At Termination 11.31% At Termination BNP Paribas SA N/A 01/02/26 BRL 262 789 — 789
1-day
BZDIOVER At Termination 11.60% At Termination Barclays Bank plc N/A 01/02/26 BRL 197 860 — 860
1-day
BZDIOVER At Termination 11.80% At Termination Citibank NA N/A 01/02/26 BRL 150 814 — 814
1-day
BZDIOVER At Termination 11.86% At Termination Barclays Bank plc N/A 01/02/26 BRL 260 1,497 — 1,497
1-day
BZDIOVER At Termination 11.87% At Termination
Morgan Stanley & Co.
International plc N/A 01/02/26 BRL 276 1,604 — 1,604
1-day CLICP At Termination 4.95% At Termination
Goldman Sachs
International 04/01/25
(a)
04/01/26 CLP 207,662 — — —
1-day CLICP At Termination 4.88% At Termination
JPMorgan Chase Bank
NA 04/01/25
(a)
04/01/26 CLP 208,506 — — —
1-day
BZDIOVER At Termination 10.06% At Termination
JPMorgan Chase Bank
NA N/A 01/04/27 BRL 1,050 (2,734) — (2,734)
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 1,081 (3,247) — (3,247)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.03% At Termination
Morgan Stanley & Co.
International plc N/A 01/04/27 BRL 1,051 $ (2,982) $ — $ (2,982)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 967 (2,869) — (2,869)
1-day
BZDIOVER At Termination 10.14% At Termination Bank of America NA N/A 01/04/27 BRL 1,028 (2,607) — (2,607)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 7 (18) — (18)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 1,314 (3,131) — (3,131)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA N/A 01/04/27 BRL 1,370 (3,287) — (3,287)
1-day
BZDIOVER At Termination 10.35% At Termination Barclays Bank plc N/A 01/04/27 BRL 2,154 (1,172) — (1,172)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 637 (1,328) — (1,328)
1-day
BZDIOVER At Termination 9.99% At Termination Citibank NA N/A 01/04/27 BRL 1,052 (3,266) — (3,266)
4.92% Semi-Annual 1-day CLICP Semi-Annual
JPMorgan Chase Bank
NA 04/01/26
(a)
04/01/28 CLP 109,239 28 — 28
4.99% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 04/01/26
(a)
04/01/28 CLP 113,806 — — —
$ (36,820) $ — $ (36,820)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 06/17/24 USD 7 $ 3,757 $ — $ 3,757
1-day SOFR minus
0.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 06/17/24 USD 6 3,135 — 3,135
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 09/16/24 USD 65 149 — 149
$ 7,041 $ — $ 7,041

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
02/24/28 $ (3,080,438) $ (13,561)
(c)
$ (3,100,339) 2 .0%
Monthly
JPMorgan Chase
Bank NA
(d)
05/10/24 (2,820,765) 16,923
(e)
(2,811,083) 1 .9
$ 3,362 $ (5,911,422)
(b) (d)
Range: 0-150 basis points 15-163 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) CitiBank NA
(c)
Amount includes $6,340 of net dividends and financing fees.
(d) JPMChase
(e)
Amount includes $7,241 of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
Dollar General Corp. ....... 1 $ 156 (0.0) %
Reference Entity — Short
Common Stocks
Australia
Liontown Resources Ltd. .... (699) (532) 0.0
Belgium
UCB SA ............... (130) (16,048) 0 .5
Brazil
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (2,036) (34,453) 1 .1
Hapvida Participacoes e
Investimentos SA ....... (9,694) (7,171) 0 .3
(41,624)
Canada
Brookfield Corp. .......... (68) (2,845) 0 .1
Manulife Financial Corp. ..... (170) (4,246) 0 .2
Rogers Communications, Inc. ,
Class B .............. (1,308) (53,593) 1 .7
(60,684)
China
Anhui Conch Cement Co. Ltd. ,
Class H .............. (2,000) (4,147) 0 .1
China Overseas Land &
Investment Ltd. ........ (4,500) (6,495) 0 .2
China Resources Power
Holdings Co. Ltd. ....... (8,000) (18,684) 0 .6
Shares Value
% of Basket
Value
China (continued)
China Vanke Co. Ltd. , Class H (35) $ (24) 0.0%
CSPC Pharmaceutical Group
Ltd. ................ (24,000) (18,890) 0 .6
Lenovo Group Ltd. ........ (16,000) (18,538) 0 .6
Sinopharm Group Co. Ltd. , Class
H .................. (1,200) (3,077) 0 .1
XPeng, Inc. , Class A ....... (7,400) (29,317) 1 .0
(99,172)
Denmark
DSV A/S ............... (95) (15,443) 0 .5
Finland
Metso OYJ .............. (258) (3,065) 0 .1
Nokia OYJ .............. (8,793) (31,198) 1 .0
(34,263)
France
Kering SA .............. (7) (2,773) 0 .1
Worldline SA/France ....... (157) (1,942) 0 .1
(4,715)
Germany
Puma SE ............... (93) (4,209) 0 .2
Rheinmetall AG .......... (18) (10,124) 0 .3
Siemens Energy AG ....... (2,577) (47,298) 1 .5
Vonovia SE ............. (838) (24,764) 0 .8
(86,395)
Italy
Moncler SpA ............ (29) (2,164) 0 .1
Nexi SpA ............... (5,081) (32,192) 1 .0
Telecom Italia SpA ........ (207,901) (50,489) 1 .6
(84,845)
Japan
Ajinomoto Co., Inc. ........ (500) (18,672) 0 .6
Bandai Namco Holdings, Inc. . (200) (3,711) 0 .1

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

Shares Value
% of Basket
Value
Japan (continued)
Dai-ichi Life Holdings, Inc. ... (300) $ (7,651) 0 .2%
DeNA Co. Ltd. ........... (400) (3,955) 0 .1
DMG Mori Co. Ltd. ........ (100) (2,644) 0 .1
Hino Motors Ltd. .......... (1,200) (4,021) 0 .1
Kansai Electric Power Co., Inc.
(The) ............... (400) (5,708) 0 .2
Kawasaki Kisen Kaisha Ltd. .. (600) (8,068) 0 .3
Marui Group Co. Ltd. ....... (200) (3,206) 0 .1
MatsukiyoCocokara & Co. ... (1,200) (19,268) 0 .6
Mercari, Inc. ............. (2,000) (25,565) 0 .8
Mitsubishi Motors Corp. ..... (500) (1,644) 0 .1
Mitsui Fudosan Co. Ltd. ..... (300) (3,265) 0 .1
OKUMA Corp. ........... (100) (4,756) 0 .2
Olympus Corp. ........... (700) (10,079) 0 .3
Recruit Holdings Co. Ltd. .... (400) (17,722) 0 .6
Socionext, Inc. ........... (200) (5,463) 0 .2
SUMCO Corp. ........... (2,200) (34,784) 1 .1
Sumitomo Chemical Co. Ltd. .. (22,200) (48,101) 1 .6
Suzuki Motor Corp. ........ (2,400) (27,401) 0 .9
Taisho Pharmaceutical Holdings
Co. Ltd. .............. (200) (11,336) 0 .4
Terumo Corp. ............ (200) (3,660) 0 .1
Tokyo Electric Power Co.
Holdings, Inc. .......... (4,300) (26,136) 0 .8
Tokyo Ohka Kogyo Co. Ltd. .. (600) (18,198) 0 .6
Tokyo Tatemono Co. Ltd. .... (200) (3,378) 0 .1
(318,392)
Netherlands
Adyen NV .............. (2) (3,378) 0 .1
ASR Nederland NV ........ (100) (4,901) 0 .2
Heineken Holding NV ...... (352) (28,408) 0 .9
OCI NV ................ (498) (13,650) 0 .4
(50,337)
Norway
Aker BP ASA ............ (794) (19,915) 0 .6
Salmar ASA ............. (662) (43,691) 1 .4
Schibsted ASA , Class A ..... (66) (2,108) 0 .1
(65,714)
Poland
KGHM Polska Miedz SA ..... (140) (3,998) 0 .1
South Korea
Kakao Corp. ............. (677) (27,365) 0 .9
LG Energy Solution Ltd. ..... (128) (38,131) 1 .2
POSCO Future M Co. Ltd. ... (100) (22,487) 0 .7
(87,983)
Sweden
Beijer Ref AB ............ (319) (4,736) 0 .2
EQT AB ................ (1,515) (47,964) 1 .5
Nibe Industrier AB , Class B ... (369) (1,815) 0 .1
Sagax AB , Class B ........ (172) (4,537) 0 .1
Skanska AB , Class B ....... (227) (4,043) 0 .1
(63,095)
Switzerland
Avolta AG .............. (41) (1,707) 0.0
Baloise Holding AG (Registered) (116) (18,190) 0 .6
Cie Financiere Richemont SA . (18) (2,740) 0 .1
DSM-Firmenich AG ........ (52) (5,914) 0 .2
Helvetia Holding AG
(Registered) ........... (36) (4,963) 0 .2
Partners Group Holding AG .. (4) (5,714) 0 .2
SIG Group AG ........... (190) (4,213) 0 .1
Shares Value
% of Basket
Value
Switzerland (continued)
Straumann Holding AG
(Registered) ........... (61) $ (9,733) 0 .3%
Swiss Life Holding AG
(Registered) ........... (229) (160,619) 5 .2
(213,793)
Taiwan
Cathay Financial Holding Co.
Ltd. ................ (3,000) (4,521) 0 .1
Chailease Holding Co. Ltd. ... (4,000) (21,434) 0 .7
(25,955)
United Kingdom
Coca-Cola Europacific Partners
plc ................. (50) (3,498) 0 .1
Legal & General Group plc ... (1,088) (3,495) 0 .1
Rentokil Initial plc ......... (957) (5,690) 0 .2
St James's Place plc ....... (381) (2,235) 0 .1
(14,918)
United States
Airbnb, Inc. , Class A ....... (186) (30,683) 1 .0
Albemarle Corp. .......... (276) (36,360) 1 .2
American International Group,
Inc. ................. (62) (4,847) 0 .2
Apollo Global Management, Inc. (818) (91,984) 3 .0
Bath & Body Works, Inc. .... (353) (17,657) 0 .6
Best Buy Co., Inc. ......... (284) (23,297) 0 .7
Blackstone, Inc. .......... (25) (3,284) 0 .1
Boston Properties, Inc. ...... (24) (1,567) 0.0
Broadcom, Inc. ........... (2) (2,651) 0 .1
Celanese Corp. .......... (771) (132,504) 4 .3
Charles River Laboratories
International, Inc. ....... (13) (3,522) 0 .1
Charter Communications, Inc. ,
Class A .............. (286) (83,120) 2 .7
Cognizant Technology Solutions
Corp. , Class A ......... (137) (10,041) 0 .3
Constellation Energy Corp. ... (117) (21,627) 0 .7
Corning, Inc. ............ (2,514) (82,861) 2 .7
CoStar Group, Inc. ........ (25) (2,415) 0 .1
Crown Castle, Inc. ......... (29) (3,069) 0 .1
CVS Health Corp. ......... (150) (11,964) 0 .4
Discover Financial Services .. (14) (1,835) 0 .1
Dollar Tree, Inc. .......... (100) (13,315) 0 .4
Enphase Energy, Inc. ....... (361) (43,674) 1 .4
EQT Corp. .............. (1,789) (66,318) 2 .1
Extra Space Storage, Inc. .... (15) (2,205) 0 .1
GE HealthCare Technologies,
Inc. ................. (1,426) (129,638) 4 .2
Gen Digital, Inc. .......... (2,408) (53,939) 1 .7
Haleon plc .............. (7,239) (30,337) 1 .0
Hasbro, Inc. ............. (764) (43,181) 1 .4
Illumina, Inc. ............ (77) (10,574) 0 .3
Iron Mountain, Inc. ........ (58) (4,652) 0 .1
Jabil, Inc. ............... (206) (27,594) 0 .9
KKR & Co., Inc. .......... (132) (13,277) 0 .4
Lamb Weston Holdings, Inc. .. (135) (14,382) 0 .5
Lowe's Cos., Inc. ......... (113) (28,785) 0 .9
MetLife, Inc. ............. (46) (3,409) 0 .1
NRG Energy, Inc. ......... (1,549) (104,852) 3 .4
ON Semiconductor Corp. .... (602) (44,277) 1 .4
ONEOK, Inc. ............ (248) (19,882) 0 .6
Paycom Software, Inc. ...... (18) (3,582) 0 .1
Revvity, Inc. ............. (42) (4,410) 0 .1
Southwest Airlines Co. ...... (2,855) (83,337) 2 .7

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

Shares Value
% of Basket
Value
United States (continued)
STERIS plc ............. (10) $ (2,248) 0 .1%
Super Micro Computer, Inc. .. (1) (1,010) 0.0
Take-Two Interactive Software,
Inc. ................. (870) (129,186) 4 .2
Targa Resources Corp. ..... (28) (3,136) 0 .1
Tesla, Inc. .............. (14) (2,461) 0 .1
Tractor Supply Co. ........ (50) (13,086) 0 .4
Veeva Systems, Inc. , Class A . (70) (16,218) 0 .5
Ventas, Inc. ............. (114) (4,964) 0 .2
Viatris, Inc. .............. (6,150) (73,431) 2 .4
Walgreens Boots Alliance, Inc. (1,010) (21,907) 0 .7
Waters Corp. ............ (366) (125,988) 4 .1
Western Digital Corp. ....... (1,362) (92,943) 3 .0
Westrock Co. ............ (193) (9,544) 0 .3
(1,807,030)
Preferred Securities
Germany
Sartorius AG (Preference) ... (14) (5,559) 0 .2
Total Reference Entity — Short ............ (3,100,495)
Net Value of Reference Entity — Citibank NA ..
$ (3,100,339)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date May 10, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
BankUnited, Inc. .......... 248 6,944 ( 0 .2 )
Customers Bancorp, Inc. .... 41 2,175 ( 0 .1 )
Eagle Bancorp, Inc. ........ 262 6,154 ( 0 .2 )
New York Community Bancorp,
Inc. ................. 3,910 12,590 ( 0 .4 )
27,863
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (1,882) (146,288) 5 .2
iShares iBoxx $ Investment
Grade Corporate Bond ETF (1,666) (181,461) 6 .5
Vanguard Intermediate-Term
Corporate Bond ETF ..... (2,662) (214,318) 7 .6
(542,067)
Common Stocks
Australia
AGL Energy Ltd. .......... (571) (3,105) 0 .1
Altium Ltd. .............. (1,237) (52,544) 1 .9
CAR Group Ltd. .......... (382) (8,979) 0 .3
Computershare Ltd. ........ (3,953) (67,331) 2 .4
Endeavour Group Ltd. ...... (638) (2,291) 0 .1
Goodman Group .......... (140) (3,084) 0 .1
Lendlease Corp. Ltd. ....... (620) (2,597) 0 .1
Liontown Resources Ltd. .... (1,517) (1,155) 0.0
Lynas Rare Earths Ltd. ..... (15,602) (57,587) 2 .1
Mineral Resources Ltd. ..... (2,764) (127,526) 4 .5
Perpetual Ltd. ............ (185) (3,024) 0 .1
Shares Value
% of Basket
Value
Australia (continued)
Pilbara Minerals Ltd. ....... (759) $ (1,894) 0 .1%
Pro Medicus Ltd. .......... (55) (3,719) 0 .1
SEEK Ltd. .............. (556) (9,067) 0 .3
WiseTech Global Ltd. ....... (43) (2,630) 0 .1
(346,533)
Belgium
D'ieteren Group .......... (101) (22,392) 0 .8
Brazil
BRF SA ................ (7,448) (24,265) 0 .9
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (1,377) (23,302) 0 .8
Hapvida Participacoes e
Investimentos SA ....... (133,992) (99,117) 3 .5
Localiza Rent a Car SA ..... (6,695) (73,392) 2 .6
Natura & Co. Holding SA .... (2,298) (8,151) 0 .3
(228,227)
Canada
Power Corp. of Canada ..... (191) (5,355) 0 .2
China
China Southern Airlines Co. Ltd. ,
Class H .............. (8,000) (2,877) 0 .1
Flat Glass Group Co. Ltd. , Class
H .................. (6,000) (14,604) 0 .5
Fuyao Glass Industry Group Co.
Ltd. , Class H .......... (800) (4,031) 0 .1
Lenovo Group Ltd. ........ (4,000) (4,634) 0 .2
PICC Property & Casualty Co.
Ltd. , Class H .......... (18,000) (23,755) 0 .9
Shandong Gold Mining Co. Ltd. ,
Class H .............. (7,500) (15,265) 0 .5
XPeng, Inc. , Class A ....... (1,800) (7,131) 0 .3
(72,297)
Finland
Metso OYJ .............. (1,299) (15,431) 0 .6
France
Adevinta ASA ............ (229) (2,400) 0 .1
Sartorius Stedim Biotech .... (282) (80,434) 2 .8
(82,834)
Germany
HelloFresh SE ........... (182) (1,298) 0.0
Hong Kong
Sino Biopharmaceutical Ltd. .. (15,000) (5,800) 0 .2
Italy
Telecom Italia SpA ........ (69,144) (16,792) 0 .6
Japan
Hitachi Construction Machinery
Co. Ltd. .............. (100) (3,017) 0 .1
Kawasaki Kisen Kaisha Ltd. .. (1,200) (16,137) 0 .6
Lasertec Corp. ........... (100) (27,613) 1 .0
Macnica Holdings, Inc. ...... (300) (14,706) 0 .5
Marui Group Co. Ltd. ....... (100) (1,603) 0 .1
Mercari, Inc. ............. (3,000) (38,348) 1 .4
Nikon Corp. ............. (3,400) (34,416) 1 .2
Olympus Corp. ........... (4,200) (60,473) 2 .1
ORIX Corp. ............. (200) (4,374) 0 .1
Rakuten Group, Inc. ....... (20,700) (117,495) 4 .2
SBI Holdings, Inc. ......... (200) (5,246) 0 .2
Socionext, Inc. ........... (900) (24,583) 0 .9

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

Shares Value
% of Basket
Value
Japan (continued)
Square Enix Holdings Co. Ltd. . (400) $ (15,426) 0 .5%
Taisho Pharmaceutical Holdings
Co. Ltd. .............. (300) (17,004) 0 .6
(380,441)
Luxembourg
Reinet Investments SCA .... (109) (2,637) 0 .1
Poland
Bank Polska Kasa Opieki SA . (74) (3,363) 0 .1
InPost SA .............. (2,189) (33,714) 1 .2
ORLEN SA ............. (306) (4,984) 0 .2
(42,061)
Singapore
Sea Ltd. , ADR , Class A ..... (824) (44,257) 1 .6
South Africa
Growthpoint Properties Ltd. .. (6,683) (3,973) 0 .1
Harmony Gold Mining Co. Ltd. (319) (2,638) 0 .1
(6,611)
South Korea
Delivery Hero SE ......... (1,402) (40,090) 1 .4
Kakao Corp. ............. (27) (1,091) 0 .1
Lotte Energy Materials Corp. .. (173) (6,419) 0 .2
POSCO Future M Co. Ltd. ... (142) (31,932) 1 .1
POSCO Holdings, Inc. ...... (63) (19,733) 0 .7
(99,265)
Sweden
Beijer Ref AB ............ (1,297) (19,258) 0 .7
Nibe Industrier AB , Class B ... (17) (84) 0.0
Securitas AB , Class B ...... (357) (3,680) 0 .1
(23,022)
Switzerland
Bachem Holding AG ....... (418) (40,029) 1 .4
Baloise Holding AG (Registered) (14) (2,195) 0 .1
DSM-Firmenich AG ........ (870) (98,947) 3 .5
Tecan Group AG (Registered) . (112) (46,405) 1 .7
(187,576)
United Kingdom
Centrica plc ............. (1,337) (2,155) 0 .1
Ocado Group plc ......... (3,904) (22,389) 0 .8
(24,544)
Shares Value
% of Basket
Value
United States
Air Transport Services Group,
Inc. ................. (187) $ (2,573) 0 .1%
Airbnb, Inc. , Class A ....... (65) (10,722) 0 .4
Atlantic Union Bankshares Corp. (120) (4,237) 0 .1
Avery Dennison Corp. ...... (145) (32,371) 1 .2
Boston Properties, Inc. ...... (1,069) (69,816) 2 .5
Brandywine Realty Trust .... (41) (197) 0.0
Brookline Bancorp, Inc. ..... (443) (4,412) 0 .2
Celanese Corp. .......... (89) (15,295) 0 .5
Charles River Laboratories
International, Inc. ....... (351) (95,103) 3 .4
Community Bank System, Inc. . (111) (5,331) 0 .2
CVB Financial Corp. ....... (288) (5,138) 0 .2
Dime Community Bancshares,
Inc. ................. (16) (308) 0.0
Dollar General Corp. ....... (769) (120,010) 4 .3
Enphase Energy, Inc. ....... (23) (2,783) 0 .1
First BanCorp ............ (133) (4,804) 0 .2
Frontier Communications Parent,
Inc. ................. (293) (7,178) 0 .3
Glacier Bancorp, Inc. ....... (130) (5,236) 0 .2
Independent Bank Group, Inc. . (140) (6,391) 0 .2
Iron Mountain, Inc. ........ (236) (18,930) 0 .7
Lamb Weston Holdings, Inc. .. (86) (9,162) 0 .3
NRG Energy, Inc. ......... (69) (4,671) 0 .2
OceanFirst Financial Corp. ... (352) (5,776) 0 .2
Provident Financial Services,
Inc. ................. (410) (5,974) 0 .2
Revvity, Inc. ............. (855) (89,775) 3 .2
Sandy Spring Bancorp, Inc. .. (288) (6,676) 0 .2
Simon Property Group, Inc. .. (44) (6,886) 0 .2
SouthState Corp. ......... (50) (4,251) 0 .1
STERIS plc ............. (104) (23,381) 0 .8
Valley National Bancorp ..... (876) (6,973) 0 .2
VF Corp. ............... (2,291) (35,144) 1 .2
(609,504)
Preferred Securities
Brazil
Alpargatas SA (Preference) .. (1,343) (2,565) 0 .1
Germany
Sartorius AG (Preference) ... (195) (77,437) 2 .8
Total Reference Entity — Short ............ (2,838,946)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (2,811,083)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .02
1-day ESTR ......................................... Euro Short-Term Rate 3 .90
1-day IBR ........................................... Colombian Reference Banking Indicator 11 .39
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 7 .90
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32
1-day SONIA ......................................... Sterling Overnight Index Average 5 .19
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .07
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11 .25
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3 .64
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .35

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Reference Index Reference Rate
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 5 .61%
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .78
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .85
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 5 .23
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 500,101 $ — $ 500,101
Ireland .............................................. — 107,418 — 107,418
United Kingdom ........................................ — 19,743 — 19,743
United States .......................................... — 931,791 182,260 1,114,051
Common Stocks
Australia ............................................. — 779,366 1 779,367
Belgium ............................................. — 86,191 — 86,191
Brazil ............................................... 337,583 — — 337,583
Canada ............................................. 2,128,721 — — 2,128,721
Cayman Islands ........................................ — — 17,229 17,229
China ............................................... 590 1,640,030 — 1,640,620
Colombia ............................................ 3,011 — — 3,011
Denmark ............................................. — 895,249 — 895,249
Finland .............................................. — 92,995 — 92,995
France .............................................. — 3,291,098 — 3,291,098
Germany ............................................ — 1,543,356 — 1,543,356
Greece .............................................. 21,073 1,425 — 22,498
Hong Kong ........................................... — 272,018 — 272,018
Hungary ............................................. 16,345 — — 16,345
India ............................................... — 241,762 — 241,762
Indonesia ............................................ 5,444 76,318 — 81,762
Ireland .............................................. — 74,198 — 74,198
Israel ............................................... 587,959 — — 587,959
Italy ................................................ — 1,594,026 — 1,594,026
Japan ............................................... 14,063 7,274,627 — 7,288,690

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Jordan .............................................. $ — $ 20,974 $ — $ 20,974
Luxembourg .......................................... — 43,870 — 43,870
Macau .............................................. — 81,774 — 81,774
Malaysia ............................................. — 7,739 — 7,739
Mexico .............................................. 98,387 — — 98,387
Netherlands ........................................... 349,010 2,770,194 — 3,119,204
New Zealand .......................................... — 36,989 — 36,989
Norway .............................................. — 77,226 — 77,226
Peru ................................................ 11,860 — — 11,860
Philippines ........................................... 6,500 17,818 — 24,318
Poland .............................................. — 51,495 — 51,495
Saudi Arabia .......................................... 4,957 50,982 — 55,939
Singapore ............................................ 1,963 52,181 — 54,144
South Africa ........................................... 17,848 52,286 — 70,134
South Korea .......................................... 457,496 432,690 — 890,186
Spain ............................................... — 880,848 — 880,848
Sweden ............................................. — 474,999 — 474,999
Switzerland ........................................... 100,239 1,123,948 — 1,224,187
Taiwan .............................................. 849,835 345,613 — 1,195,448
Thailand ............................................. 7,831 7,888 — 15,719
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 283,982 3,372,112 — 3,656,094
United States .......................................... 61,259,388 2,068,263 861,518 64,189,169
Zambia .............................................. 4,407 — — 4,407
Corporate Bonds
Australia ............................................. — 20,011 205,579 225,590
Austria .............................................. — 184,591 — 184,591
Canada ............................................. — 432,689 — 432,689
China ............................................... — 94,000 — 94,000
France .............................................. — 321,834 — 321,834
Germany ............................................ — 774,095 — 774,095
Hong Kong ........................................... — 372,600 — 372,600
India ............................................... — 193,038 — 193,038
Israel ............................................... — 223,684 — 223,684
Italy ................................................ — 639,039 — 639,039
Jersey, Channel Islands ................................... — — 257,185 257,185
Luxembourg .......................................... — 280,681 — 280,681
Netherlands ........................................... — 305,708 — 305,708
Spain ............................................... — 92,171 — 92,171
Thailand ............................................. — 195,250 — 195,250
Turkey .............................................. — — 32,000 32,000
United Arab Emirates .................................... — 30,150 — 30,150
United Kingdom ........................................ — 2,443,241 70,146 2,513,387
United States .......................................... — 4,953,151 1,689,161 6,642,312
Fixed Rate Loan Interests
United States .......................................... — 12,345 133,197 145,542
Floating Rate Loan Interests
France .............................................. — 351,352 — 351,352
Germany ............................................ — 57,891 — 57,891
Jersey, Channel Islands ................................... — — 110,862 110,862
Netherlands ........................................... — 459,014 157,990 617,004
Spain ............................................... — 92,121 — 92,121
United Kingdom ........................................ — 160,352 127,604 287,956
United States .......................................... — 658,398 610,802 1,269,200
Foreign Government Obligations .............................. — 4,602,243 — 4,602,243
Investment Companies .................................... 2,860,356 — — 2,860,356
Non-Agency Mortgage-Backed Securities ........................ — 3,028,828 — 3,028,828
Other Interests .......................................... — — 142,784 142,784
Preferred Securities
Brazil ............................................... 56,021 — 194,239 250,260
China ............................................... — — 393,280 393,280
Germany ............................................ — 89,561 82,847 172,408
India ............................................... — — — —
Israel ............................................... — — 134,626 134,626
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Sweden ............................................. $ — $ — $ — $ —
United Kingdom ........................................ — — 93,504 93,504
United States .......................................... 162,447 78,820 1,982,965 2,224,232
U.S. Government Sponsored Agency Securities .................... — 2,609,228 — 2,609,228
U.S. Treasury Obligations ................................... — 6,134,533 — 6,134,533
Warrants .............................................. 725 39 32,466 33,230
Short-Term Securities
Foreign Government Obligations .............................. — 1,518,143 — 1,518,143
Money Market Funds ...................................... 12,230,851 — — 12,230,851
Options Purchased
Credit contracts .......................................... — 2,097 — 2,097
Equity contracts .......................................... 576,127 14,111 — 590,238
Foreign currency exchange contracts ........................... — 19,487 — 19,487
Interest rate contracts ...................................... 5,438 55,514 — 60,952
Other contracts .......................................... — 115 — 115
Liabilities
Investments
TBA Sale Commitments .................................... — (749,539) — (749,539)
Investment Sold Short
Common Stocks ......................................... (71,151) — — (71,151)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (54) (54)
$ 82,389,306 $ 62,142,187 $ 7,512,191 $ 152,043,684
Investments Valued at NAV
(b)
...................................... 196,426
$ 152,240,110
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 63,723 $ — $ 63,723
Equity contracts ........................................... 9,518 79,254 — 88,772
Foreign currency exchange contracts ............................ — 139,879 — 139,879
Interest rate contracts ....................................... 162,276 947,887 — 1,110,163
Other contracts ........................................... — 1,450 — 1,450
Liabilities
Credit contracts ........................................... — (13,642) — (13,642)
Equity contracts ........................................... (222,265) (37,819) — (260,084)
Foreign currency exchange contracts ............................ — (444,574) — (444,574)
Interest rate contracts ....................................... (98,453) (917,272) — (1,015,725)
$ (148,924) $ (181,114) $ — $ (330,038)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ....... $ 176,760 $ 883,928 $ 1,876,626 $ 119,248 $ 756,458 $ 145,153 $ 3,002,705 $ 22 $ 36,503 $ 6,997,403
Transfers into Level 3 ..................... — — — — 95,404 — — — — 95,404
Transfers out of Level 3 .................... — — — — (57,034) — — — — (57,034)
Accrued discounts/premiums ................. — — 3,741 243 1,010 — — — — 4,994
Net realized gain (loss) .................... — (60,667) (5,082) — (151) — 260 — (666) (66,306)
Net change in unrealized appreciation (depreciation)
(a)
5,500 65,402 (149,996) 1,254 13,931 (2,369) (86,893) (76) (3,371) (156,618)
Purchases ............................. — — 734,003 12,452 204,339 — 17,501 — — 968,295
Sales ................................ — (9,915) (205,221) — (6,699) — (52,112) — — (273,947)
Closing balance, as of March 31, 2024 ..........
$ 182,260 $ 878,748 $ 2,254,071 $ 133,197 $ 1,007,258
$ 142,784
$ 2,881,461 $ (54) $ 32,466 $ 7,512,191
Net change in unrealized appreciation (depreciation) on
investments still held at March 31, 2024
(a)
......
$ 5,500 $ 6,760 $ (147,768) $ 1,254 $ 10,707
$ (2,369)
$ (86,893) $ (76) $ (2,942) $ (215,827)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $569,026. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 182,260 Income Discount Rate 8% —
Common Stocks ............................. 878,747 Market Revenue Multiple 1.40x - 16.00x 4.88x
Volatility 31% - 80% 78%
Time to Exit 0.8 – 5.3 years 2.9 years
EBIDTA Multiple 12.89x —
Gross Profit Multiple 15.75x —
Corporate Bonds ............................. 1,996,886 Income Discount Rate 8% - 30% 15%
Estimated Recovery
Value
41% —
Market Revenue Multiple 4.25x —
Volatility 50% —
Fixed Rate Loan Interests ........................ 120,745 Income Discount Rate 13% —
Floating Rate Loan Interests ...................... 707,816 Income Discount Rate 7% - 14% 10%
Other Interests .............................. 142,784 Income Discount Rate 9% —
Preferred Stocks
(b)
............................ 2,881,461 Market Revenue Multiple 1.60x – 20.00x 11.55x
EBIDTAR Multiple 9.53x —
Volatility 31% - 88% 65%
Time to Exit 0.1 - 5.0 years 2.4 years
Market Adjustment
Multiple
1.00x - 1.30x 1.24x
Gross Profit Multiple 16.25x —
Direct Profit Multiple 4.50x —
Income Discount Rate 11% —
Warrants .................................. 32,466 Market Revenue Multiple 4.25x – 12.38x 8.04x
Volatility 38% - 88% 68%
Time to Exit 0.1 – 5.3 years 2.1 years
Income Discount Rate 26% —
$ 6,943,165
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end March 31, 2024, the valuation technique for certain investments classified as Preferred Stocks used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation Portfolio

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate